Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.1%)
U.S. Government Securities (0.1%)
	United States Treasury Note/Bond	3.750%	5/15/28	2,090	2,084
	United States Treasury Note/Bond	3.875%	4/30/30	45,322	45,152
	United States Treasury Note/Bond	4.250%	5/15/35	36,376	35,977
Total U.S. Government and Agency Obligations (Cost $82,829)					83,213
Corporate Bonds (98.4%)
Communications (6.7%)
	Alphabet Inc.	1.100%	8/15/30	60,540	51,752
	Alphabet Inc.	4.500%	5/15/35	25,750	25,001
	America Movil SAB de CV	4.700%	7/21/32	19,448	18,907
	America Movil SAB de CV	6.375%	3/1/35	23,464	25,122
	AppLovin Corp.	5.375%	12/1/31	50,079	50,577
	AppLovin Corp.	5.500%	12/1/34	22,879	22,865
	AT&T Inc.	2.750%	6/1/31	68,460	61,241
	AT&T Inc.	2.250%	2/1/32	95,321	80,907
	AT&T Inc.	2.550%	12/1/33	108,428	89,148
	AT&T Inc.	5.400%	2/15/34	55,574	56,336
	AT&T Inc.	4.500%	5/15/35	27,825	26,157
[1]	AT&T Inc.	5.375%	8/15/35	39,044	39,257
	Baidu Inc.	2.375%	10/9/30	7,520	6,756
	Baidu Inc.	2.375%	8/23/31	21,832	19,282
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	39,016	38,172
	Booking Holdings Inc.	4.625%	4/13/30	16,616	16,699
	British Telecommunications plc	9.625%	12/15/30	84,663	103,163
	Charter Communications Operating LLC	2.800%	4/1/31	33,689	29,540
	Charter Communications Operating LLC	2.300%	2/1/32	25,438	20,945
	Charter Communications Operating LLC	4.400%	4/1/33	34,194	31,510
	Charter Communications Operating LLC	6.650%	2/1/34	28,483	29,905
	Charter Communications Operating LLC	6.550%	6/1/34	41,219	43,100
	Charter Communications Operating LLC	6.384%	10/23/35	3,890	3,995
	Comcast Corp.	4.250%	10/15/30	60,060	59,201
	Comcast Corp.	1.950%	1/15/31	22,141	19,159
	Comcast Corp.	1.500%	2/15/31	10,589	8,916
	Comcast Corp.	4.950%	5/15/32	13,055	13,127
	Comcast Corp.	5.500%	11/15/32	24,821	25,734
	Comcast Corp.	4.250%	1/15/33	55,228	52,539
	Comcast Corp.	4.650%	2/15/33	29,358	28,741
	Comcast Corp.	7.050%	3/15/33	21,568	24,288
	Comcast Corp.	4.800%	5/15/33	37,623	36,985
	Comcast Corp.	5.300%	6/1/34	48,908	49,312
	Comcast Corp.	4.200%	8/15/34	30,566	28,434
	Comcast Corp.	5.300%	5/15/35	16,125	16,171
	Deutsche Telekom International Finance BV	8.750%	6/15/30	70,682	82,853
	Deutsche Telekom International Finance BV	9.250%	6/1/32	19,195	23,814
	Discovery Communications LLC	3.625%	5/15/30	7,744	6,846
	Electronic Arts Inc.	1.850%	2/15/31	18,604	15,963
	Expedia Group Inc.	2.950%	3/15/31	9,944	8,925
	Expedia Group Inc.	5.400%	2/15/35	27,718	27,330
	FactSet Research Systems Inc.	3.450%	3/1/32	12,594	11,364
	Fox Corp.	6.500%	10/13/33	24,205	25,908
	Grupo Televisa SAB	8.500%	3/11/32	7,940	8,523
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	18,114	18,179
	Koninklijke KPN NV	8.375%	10/1/30	16,147	18,806
	Meta Platforms Inc.	4.800%	5/15/30	27,954	28,625
	Meta Platforms Inc.	4.550%	8/15/31	44,363	44,550
	Meta Platforms Inc.	3.850%	8/15/32	91,085	86,481
	Meta Platforms Inc.	4.950%	5/15/33	38,591	38,992
	Meta Platforms Inc.	4.750%	8/15/34	70,551	69,803
	Netflix Inc.	4.900%	8/15/34	15,452	15,490
	Omnicom Group Inc.	4.200%	6/1/30	16,032	15,691
	Omnicom Group Inc.	2.600%	8/1/31	23,494	20,606
	Orange SA	9.000%	3/1/31	63,588	76,808

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Paramount Global	7.875%	7/30/30	35,747	39,394
	Paramount Global	4.950%	1/15/31	40,569	39,294
	Paramount Global	4.200%	5/19/32	25,936	23,363
	Paramount Global	5.500%	5/15/33	15,108	14,419
	Rogers Communications Inc.	3.800%	3/15/32	55,107	50,454
	Rogers Communications Inc.	5.300%	2/15/34	34,758	34,232
	Sprint Capital Corp.	8.750%	3/15/32	75,032	89,888
	Take-Two Interactive Software Inc.	4.000%	4/14/32	17,169	16,031
	Take-Two Interactive Software Inc.	5.600%	6/12/34	10,178	10,307
	Telefonica Europe BV	8.250%	9/15/30	27,588	31,763
	TELUS Corp.	3.400%	5/13/32	21,024	18,754
	Tencent Music Entertainment Group	2.000%	9/3/30	12,276	10,762
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	28,023	32,181
	T-Mobile USA Inc.	2.550%	2/15/31	68,559	60,709
	T-Mobile USA Inc.	2.875%	2/15/31	33,741	30,384
	T-Mobile USA Inc.	3.500%	4/15/31	55,705	51,768
	T-Mobile USA Inc.	2.250%	11/15/31	10,899	9,343
	T-Mobile USA Inc.	2.700%	3/15/32	33,565	29,166
	T-Mobile USA Inc.	5.125%	5/15/32	18,882	19,051
	T-Mobile USA Inc.	5.200%	1/15/33	40,937	41,083
	T-Mobile USA Inc.	5.050%	7/15/33	93,159	92,417
	T-Mobile USA Inc.	5.750%	1/15/34	14,729	15,264
	T-Mobile USA Inc.	5.150%	4/15/34	42,557	42,430
	T-Mobile USA Inc.	4.700%	1/15/35	12,047	11,515
	T-Mobile USA Inc.	5.300%	5/15/35	15,702	15,649
[2]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	17,250	19,556
	Uber Technologies Inc.	4.800%	9/15/34	47,993	46,348
	VeriSign Inc.	2.700%	6/15/31	10,980	9,657
	VeriSign Inc.	5.250%	6/1/32	13,825	13,918
	Verizon Communications Inc.	1.680%	10/30/30	43,632	37,357
	Verizon Communications Inc.	7.750%	12/1/30	24,541	28,094
	Verizon Communications Inc.	1.750%	1/20/31	77,431	66,024
	Verizon Communications Inc.	2.550%	3/21/31	88,374	78,241
	Verizon Communications Inc.	2.355%	3/15/32	161,280	137,524
	Verizon Communications Inc.	5.050%	5/9/33	18,473	18,476
	Verizon Communications Inc.	4.500%	8/10/33	66,786	64,050
	Verizon Communications Inc.	4.400%	11/1/34	67,762	63,505
	Verizon Communications Inc.	4.780%	2/15/35	59,939	57,704
	Verizon Communications Inc.	5.250%	4/2/35	73,231	72,896
	Walt Disney Co.	2.650%	1/13/31	80,105	72,969
	Walt Disney Co.	6.550%	3/15/33	6,794	7,577
	Walt Disney Co.	6.400%	12/15/35	21,249	23,553
	Warnermedia Holdings Inc.	4.279%	3/15/32	143,373	121,816
	Weibo Corp.	3.375%	7/8/30	19,482	18,032
					3,685,419
Consumer Discretionary (6.2%)
	Alibaba Group Holding Ltd.	2.125%	2/9/31	47,113	41,434
	Alibaba Group Holding Ltd.	4.500%	11/28/34	22,290	21,228
[3]	Alibaba Group Holding Ltd.	5.250%	5/26/35	26,900	26,899
	Amazon.com Inc.	1.500%	6/3/30	66,659	58,406
	Amazon.com Inc.	2.100%	5/12/31	108,256	95,315
	Amazon.com Inc.	3.600%	4/13/32	79,852	75,570
	Amazon.com Inc.	4.700%	12/1/32	52,401	52,857
	Amazon.com Inc.	4.800%	12/5/34	33,031	33,299
[2]	American Honda Finance Corp.	5.050%	7/10/31	26,662	26,802
[2]	American Honda Finance Corp.	4.850%	10/23/31	14,590	14,451
[2]	American Honda Finance Corp.	4.900%	1/10/34	25,180	24,468
	American Honda Finance Corp.	5.200%	3/5/35	28,015	27,388
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/32	11,893	10,443
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/34	12,070	11,411
	AutoNation Inc.	4.750%	6/1/30	12,768	12,548
	AutoNation Inc.	2.400%	8/1/31	11,775	9,946
	AutoNation Inc.	3.850%	3/1/32	16,413	14,838
	AutoNation Inc.	5.890%	3/15/35	14,508	14,417
	AutoZone Inc.	5.125%	6/15/30	11,000	11,174
	AutoZone Inc.	1.650%	1/15/31	21,230	17,990
	AutoZone Inc.	4.750%	8/1/32	35,193	34,527
	AutoZone Inc.	4.750%	2/1/33	17,441	16,961
	AutoZone Inc.	5.200%	8/1/33	9,021	9,031

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AutoZone Inc.	6.550%	11/1/33	14,002	15,223
	AutoZone Inc.	5.400%	7/15/34	12,005	12,102
	Best Buy Co. Inc.	1.950%	10/1/30	12,139	10,423
	Block Financial LLC	3.875%	8/15/30	12,851	12,099
	BorgWarner Inc.	2.650%	7/1/27	1	—
	BorgWarner Inc.	5.400%	8/15/34	15,141	15,083
	Brunswick Corp.	2.400%	8/18/31	13,319	10,985
	Brunswick Corp.	4.400%	9/15/32	5,401	4,893
	Choice Hotels International Inc.	3.700%	1/15/31	8,505	7,751
	Choice Hotels International Inc.	5.850%	8/1/34	20,939	20,590
	Cornell University	4.835%	6/15/34	13,000	12,839
	Darden Restaurants Inc.	6.300%	10/10/33	11,807	12,505
	Dick's Sporting Goods Inc.	3.150%	1/15/32	23,806	20,949
	DR Horton Inc.	4.850%	10/15/30	21,600	21,567
	DR Horton Inc.	5.000%	10/15/34	22,497	21,909
	eBay Inc.	2.600%	5/10/31	33,484	29,654
	eBay Inc.	6.300%	11/22/32	11,961	12,870
[2]	Emory University	2.143%	9/1/30	11,175	9,919
	Ferguson Enterprises Inc.	5.000%	10/3/34	20,145	19,406
	Ford Motor Co.	7.450%	7/16/31	6,745	7,168
	Ford Motor Co.	3.250%	2/12/32	71,623	59,114
	Ford Motor Co.	6.100%	8/19/32	43,424	42,377
	Ford Motor Credit Co. LLC	7.200%	6/10/30	21,796	22,593
	Ford Motor Credit Co. LLC	4.000%	11/13/30	55,975	49,871
	Ford Motor Credit Co. LLC	6.050%	3/5/31	41,267	40,432
	Ford Motor Credit Co. LLC	3.625%	6/17/31	11,626	9,999
	Ford Motor Credit Co. LLC	6.054%	11/5/31	43,395	42,262
	Ford Motor Credit Co. LLC	6.532%	3/19/32	15,695	15,640
	Ford Motor Credit Co. LLC	7.122%	11/7/33	41,688	42,364
	Ford Motor Credit Co. LLC	6.125%	3/8/34	48,614	46,183
	Ford Motor Credit Co. LLC	6.500%	2/7/35	34,536	33,700
	Fortune Brands Innovations Inc.	4.000%	3/25/32	8,601	7,934
	Fortune Brands Innovations Inc.	5.875%	6/1/33	20,554	21,107
	General Motors Co.	5.600%	10/15/32	20,561	20,461
	General Motors Co.	6.250%	4/15/35	17,500	17,709
	General Motors Financial Co. Inc.	3.600%	6/21/30	19,338	17,806
	General Motors Financial Co. Inc.	5.450%	7/15/30	11,525	11,544
	General Motors Financial Co. Inc.	2.350%	1/8/31	11,668	9,931
	General Motors Financial Co. Inc.	5.750%	2/8/31	48,769	49,329
	General Motors Financial Co. Inc.	2.700%	6/10/31	30,250	25,915
	General Motors Financial Co. Inc.	5.600%	6/18/31	43,595	43,708
	General Motors Financial Co. Inc.	3.100%	1/12/32	30,456	26,280
	General Motors Financial Co. Inc.	5.625%	4/4/32	26,193	26,014
	General Motors Financial Co. Inc.	6.400%	1/9/33	23,166	23,922
	General Motors Financial Co. Inc.	6.100%	1/7/34	27,012	27,163
	General Motors Financial Co. Inc.	5.950%	4/4/34	56,182	55,802
	General Motors Financial Co. Inc.	5.450%	9/6/34	27,481	26,319
	General Motors Financial Co. Inc.	5.900%	1/7/35	38,069	37,565
	General Motors Financial Co. Inc.	6.150%	7/15/35	25,400	25,485
	Genuine Parts Co.	1.875%	11/1/30	9,248	7,885
	Genuine Parts Co.	2.750%	2/1/32	13,301	11,422
	Genuine Parts Co.	6.875%	11/1/33	10,062	11,035
	GXO Logistics Inc.	2.650%	7/15/31	9,521	8,068
	GXO Logistics Inc.	6.500%	5/6/34	13,785	14,105
	Hasbro Inc.	6.050%	5/14/34	17,770	18,001
	Home Depot Inc.	1.375%	3/15/31	50,981	42,670
	Home Depot Inc.	4.850%	6/25/31	34,715	35,269
	Home Depot Inc.	1.875%	9/15/31	37,042	31,585
	Home Depot Inc.	3.250%	4/15/32	45,569	41,661
	Home Depot Inc.	4.500%	9/15/32	24,637	24,419
	Home Depot Inc.	4.950%	6/25/34	32,239	32,238
	Honda Motor Co. Ltd.	2.967%	3/10/32	17,253	15,234
	Hyatt Hotels Corp.	5.375%	12/15/31	15,320	15,192
	Hyatt Hotels Corp.	5.750%	3/30/32	10,499	10,594
	Hyatt Hotels Corp.	5.500%	6/30/34	4,870	4,781
[2]	Johns Hopkins University	4.705%	7/1/32	7,835	7,802
	Las Vegas Sands Corp.	6.000%	6/14/30	6,375	6,443
	Las Vegas Sands Corp.	6.200%	8/15/34	15,389	15,241
	Lear Corp.	2.600%	1/15/32	9,499	8,067
	Lennar Corp.	5.200%	7/30/30	10,660	10,760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	1.700%	10/15/30	28,932	24,914
	Lowe's Cos. Inc.	2.625%	4/1/31	41,727	37,205
	Lowe's Cos. Inc.	3.750%	4/1/32	42,727	39,774
	Lowe's Cos. Inc.	5.000%	4/15/33	28,421	28,350
	Lowe's Cos. Inc.	5.150%	7/1/33	21,588	21,733
	Magna International Inc.	2.450%	6/15/30	12,458	11,131
	Magna International Inc.	5.500%	3/21/33	15,675	15,740
	Magna International Inc.	5.875%	6/1/35	7,450	7,501
[2]	Marriott International Inc.	4.625%	6/15/30	32,252	32,006
[2]	Marriott International Inc.	2.850%	4/15/31	30,390	27,174
	Marriott International Inc.	5.100%	4/15/32	12,106	12,059
[2]	Marriott International Inc.	3.500%	10/15/32	28,728	25,641
[2]	Marriott International Inc.	2.750%	10/15/33	12,110	10,057
	Marriott International Inc.	5.300%	5/15/34	29,745	29,528
	Marriott International Inc.	5.350%	3/15/35	38,800	38,276
	Masco Corp.	2.000%	10/1/30	7,804	6,712
	Masco Corp.	2.000%	2/15/31	18,270	15,451
[2]	McDonald's Corp.	3.600%	7/1/30	31,645	30,362
[2]	McDonald's Corp.	4.600%	9/9/32	15,948	15,785
	McDonald's Corp.	4.950%	8/14/33	9,621	9,701
[2]	McDonald's Corp.	5.200%	5/17/34	1,393	1,411
	McDonald's Corp.	4.950%	3/3/35	36,662	36,142
	MDC Holdings Inc.	2.500%	1/15/31	8,130	7,036
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	52,288	61,530
	Meritage Homes Corp.	5.650%	3/15/35	15,672	15,337
	NVR Inc.	3.000%	5/15/30	23,980	22,117
	O'Reilly Automotive Inc.	1.750%	3/15/31	2,332	1,978
	O'Reilly Automotive Inc.	4.700%	6/15/32	17,944	17,576
	O'Reilly Automotive Inc.	5.000%	8/19/34	24,786	24,222
	Owens Corning	3.875%	6/1/30	7,984	7,621
	Owens Corning	5.700%	6/15/34	24,158	24,668
[2]	President & Fellows of Harvard College	4.609%	2/15/35	18,494	18,097
	PulteGroup Inc.	7.875%	6/15/32	12,990	14,863
	PulteGroup Inc.	6.375%	5/15/33	11,317	11,957
	PulteGroup Inc.	6.000%	2/15/35	1,523	1,560
	Ralph Lauren Corp.	2.950%	6/15/30	11,817	10,897
[3]	Rollins Inc.	5.250%	2/24/35	6,059	6,009
	Ross Stores Inc.	1.875%	4/15/31	10,734	9,077
	Sands China Ltd.	4.375%	6/18/30	17,527	16,493
	Sands China Ltd.	3.250%	8/8/31	15,562	13,489
	Stanley Black & Decker Inc.	3.000%	5/15/32	7,621	6,560
	Starbucks Corp.	2.550%	11/15/30	41,616	37,196
	Starbucks Corp.	4.900%	2/15/31	17,027	17,168
	Starbucks Corp.	3.000%	2/14/32	27,809	24,744
	Starbucks Corp.	4.800%	2/15/33	11,933	11,732
	Starbucks Corp.	5.000%	2/15/34	7,176	7,095
	Starbucks Corp.	5.400%	5/15/35	15,175	15,210
	Tapestry Inc.	3.050%	3/15/32	22,373	19,518
	Tapestry Inc.	5.500%	3/11/35	15,000	14,712
	TJX Cos. Inc.	1.600%	5/15/31	16,642	14,150
	Toyota Motor Corp.	2.362%	3/25/31	2,186	1,930
	Toyota Motor Corp.	5.123%	7/13/33	4,524	4,591
[2]	Toyota Motor Credit Corp.	4.550%	5/17/30	22,523	22,474
	Toyota Motor Credit Corp.	5.550%	11/20/30	51,787	53,978
[2]	Toyota Motor Credit Corp.	1.650%	1/10/31	20,466	17,424
	Toyota Motor Credit Corp.	5.100%	3/21/31	37,732	38,367
	Toyota Motor Credit Corp.	1.900%	9/12/31	18,100	15,302
[2]	Toyota Motor Credit Corp.	4.600%	10/10/31	29,256	28,996
[2]	Toyota Motor Credit Corp.	2.400%	1/13/32	1,003	864
	Toyota Motor Credit Corp.	4.700%	1/12/33	8,835	8,734
	Toyota Motor Credit Corp.	5.350%	1/9/35	34,782	35,148
	Tractor Supply Co.	1.750%	11/1/30	19,795	16,890
	Tractor Supply Co.	5.250%	5/15/33	20,110	20,068
	Whirlpool Corp.	5.500%	3/1/33	1,581	1,490
[2]	Yale University	1.482%	4/15/30	12,875	11,354
					3,397,214
Consumer Staples (5.8%)
	Altria Group Inc.	2.450%	2/4/32	48,227	40,892
	Altria Group Inc.	6.875%	11/1/33	9,378	10,289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Altria Group Inc.	5.625%	2/6/35	15,005	15,067
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	19,850	19,065
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	46,933	44,964
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	9,658	9,846
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	24,785	24,967
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,423	1,509
	Archer-Daniels-Midland Co.	3.250%	3/27/30	13,769	13,023
	Archer-Daniels-Midland Co.	2.900%	3/1/32	23,111	20,567
	Archer-Daniels-Midland Co.	5.935%	10/1/32	6,990	7,478
	Avery Dennison Corp.	2.250%	2/15/32	6,975	5,810
	Avery Dennison Corp.	5.750%	3/15/33	8,126	8,330
	BAT Capital Corp.	6.343%	8/2/30	35,786	38,154
	BAT Capital Corp.	5.834%	2/20/31	11,756	12,252
	BAT Capital Corp.	2.726%	3/25/31	12,936	11,486
	BAT Capital Corp.	4.742%	3/16/32	44,466	43,415
	BAT Capital Corp.	5.350%	8/15/32	30,411	30,711
	BAT Capital Corp.	7.750%	10/19/32	18,659	21,298
	BAT Capital Corp.	6.421%	8/2/33	20,190	21,669
	BAT Capital Corp.	6.000%	2/20/34	25,317	26,342
	BAT Capital Corp.	5.625%	8/15/35	4,000	4,008
	Brown-Forman Corp.	4.750%	4/15/33	12,863	12,723
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	28,087	25,121
	Bunge Ltd. Finance Corp.	4.650%	9/17/34	27,657	26,623
	Campbell's Co.	5.400%	3/21/34	33,253	33,169
	Campbell's Co.	4.750%	3/23/35	14,141	13,340
	Church & Dwight Co. Inc.	2.300%	12/15/31	5,107	4,373
	Church & Dwight Co. Inc.	5.600%	11/15/32	18,715	19,444
	Clorox Co.	4.600%	5/1/32	24,643	24,329
	Coca-Cola Co.	1.650%	6/1/30	40,371	35,505
	Coca-Cola Co.	2.000%	3/5/31	27,648	24,389
	Coca-Cola Co.	1.375%	3/15/31	45,686	38,788
	Coca-Cola Co.	2.250%	1/5/32	44,764	39,250
	Coca-Cola Co.	5.000%	5/13/34	14,881	15,114
	Coca-Cola Co.	4.650%	8/14/34	13,835	13,717
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	14,255	14,513
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	18,869	15,246
	Coca-Cola Femsa SAB de CV	5.100%	5/6/35	13,989	13,716
	Colgate-Palmolive Co.	3.250%	8/15/32	11,881	10,887
	Colgate-Palmolive Co.	4.600%	3/1/33	4,455	4,444
	Conagra Brands Inc.	8.250%	9/15/30	4,829	5,551
	Constellation Brands Inc.	2.250%	8/1/31	31,238	26,773
	Constellation Brands Inc.	4.750%	5/9/32	20,036	19,624
	Constellation Brands Inc.	4.900%	5/1/33	26,293	25,755
	Costco Wholesale Corp.	1.750%	4/20/32	35,177	29,681
	Diageo Capital plc	2.125%	4/29/32	6,447	5,413
	Diageo Capital plc	5.500%	1/24/33	26,931	27,735
	Diageo Capital plc	5.625%	10/5/33	22,933	23,813
	Diageo Investment Corp.	5.125%	8/15/30	8,661	8,835
	Diageo Investment Corp.	5.625%	4/15/35	37,968	38,948
	Diageo Investment Corp.	7.450%	4/15/35	582	678
	Dollar General Corp.	5.000%	11/1/32	33,132	32,593
	Dollar General Corp.	5.450%	7/5/33	9,000	9,030
	Dollar Tree Inc.	2.650%	12/1/31	12,647	10,945
	Estee Lauder Cos. Inc.	1.950%	3/15/31	19,821	17,012
	Estee Lauder Cos. Inc.	4.650%	5/15/33	21,428	20,752
	Estee Lauder Cos. Inc.	5.000%	2/14/34	9,994	9,884
	Flowers Foods Inc.	2.400%	3/15/31	12,311	10,590
	Flowers Foods Inc.	5.750%	3/15/35	11,728	11,823
	General Mills Inc.	2.250%	10/14/31	17,608	15,088
	General Mills Inc.	4.950%	3/29/33	22,200	21,941
	General Mills Inc.	5.250%	1/30/35	25,944	25,714
	Haleon US Capital LLC	3.625%	3/24/32	54,026	50,049
	Hershey Co.	1.700%	6/1/30	11,510	10,106
	Hershey Co.	4.950%	2/24/32	20,911	21,177
	Hershey Co.	4.500%	5/4/33	12,380	12,094
	Hershey Co.	5.100%	2/24/35	8,119	8,119
	Hormel Foods Corp.	1.800%	6/11/30	25,184	22,179
	Ingredion Inc.	2.900%	6/1/30	16,339	15,029
	J M Smucker Co.	2.125%	3/15/32	4,789	3,993
	J M Smucker Co.	6.200%	11/15/33	37,739	40,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	J M Smucker Co.	4.250%	3/15/35	1,800	1,639
	JBS USA Holding Lux Sarl	3.750%	12/1/31	17,945	16,467
	JBS USA Holding Lux Sarl	3.625%	1/15/32	28,956	26,053
	JBS USA Holding Lux Sarl	3.000%	5/15/32	312	269
	JBS USA Holding Lux Sarl	5.750%	4/1/33	69,695	70,692
	JBS USA Holding Lux Sarl	6.750%	3/15/34	42,135	45,266
[3]	JBS USA LUX Sarl	5.950%	4/20/35	28,183	28,768
	Kellanova	2.100%	6/1/30	11,528	10,247
[2]	Kellanova	7.450%	4/1/31	12,609	14,275
	Kellanova	5.250%	3/1/33	8,612	8,689
	Kenvue Inc.	4.850%	5/22/32	19,250	19,335
	Kenvue Inc.	4.900%	3/22/33	36,800	36,886
	Keurig Dr Pepper Inc.	3.200%	5/1/30	11,877	11,089
[2]	Keurig Dr Pepper Inc.	2.250%	3/15/31	15,511	13,528
[2]	Keurig Dr Pepper Inc.	5.200%	3/15/31	26,449	26,965
	Keurig Dr Pepper Inc.	4.050%	4/15/32	22,896	21,765
	Keurig Dr Pepper Inc.	5.300%	3/15/34	11,474	11,571
	Keurig Dr Pepper Inc.	5.150%	5/15/35	5,750	5,637
	Kimberly-Clark Corp.	2.000%	11/2/31	15,496	13,504
	Kraft Heinz Foods Co.	4.250%	3/1/31	11,374	11,054
	Kraft Heinz Foods Co.	5.200%	3/15/32	2,560	2,566
	Kraft Heinz Foods Co.	6.750%	3/15/32	8,803	9,579
	Kraft Heinz Foods Co.	5.400%	3/15/35	13,413	13,269
	Kroger Co.	1.700%	1/15/31	26,102	22,152
	Kroger Co.	7.500%	4/1/31	14,463	16,376
	Kroger Co.	5.000%	9/15/34	61,941	60,348
	McCormick & Co. Inc.	1.850%	2/15/31	11,871	10,080
	McCormick & Co. Inc.	4.950%	4/15/33	15,929	15,722
	McCormick & Co. Inc.	4.700%	10/15/34	10,911	10,353
	Mondelez International Inc.	1.500%	2/4/31	29,808	25,082
	Mondelez International Inc.	3.000%	3/17/32	21,322	18,959
	Mondelez International Inc.	1.875%	10/15/32	2,946	2,418
	Mondelez International Inc.	4.750%	8/28/34	576	559
	Mondelez International Inc.	5.125%	5/6/35	7,400	7,287
	PepsiCo Inc.	1.625%	5/1/30	28,296	24,850
	PepsiCo Inc.	1.400%	2/25/31	21,854	18,531
	PepsiCo Inc.	1.950%	10/21/31	35,746	30,617
	PepsiCo Inc.	3.900%	7/18/32	27,974	26,681
	PepsiCo Inc.	4.800%	7/17/34	16,295	16,160
	PepsiCo Inc.	5.000%	2/7/35	38,615	38,566
	Philip Morris International Inc.	2.100%	5/1/30	24,914	22,154
	Philip Morris International Inc.	5.500%	9/7/30	11,359	11,782
	Philip Morris International Inc.	1.750%	11/1/30	25,360	21,845
	Philip Morris International Inc.	5.125%	2/13/31	52,455	53,340
	Philip Morris International Inc.	4.750%	11/1/31	15,775	15,729
	Philip Morris International Inc.	5.750%	11/17/32	43,676	45,730
	Philip Morris International Inc.	5.375%	2/15/33	67,785	69,122
	Philip Morris International Inc.	5.625%	9/7/33	16,672	17,244
	Philip Morris International Inc.	5.250%	2/13/34	62,837	63,168
	Philip Morris International Inc.	4.900%	11/1/34	12,443	12,190
	Philip Morris International Inc.	4.875%	4/30/35	16,390	15,860
	Pilgrim's Pride Corp.	4.250%	4/15/31	22,404	21,247
	Pilgrim's Pride Corp.	3.500%	3/1/32	27,393	24,265
	Pilgrim's Pride Corp.	6.250%	7/1/33	30,061	31,224
	Pilgrim's Pride Corp.	6.875%	5/15/34	6,705	7,231
	Procter & Gamble Co.	1.200%	10/29/30	53,102	45,374
	Procter & Gamble Co.	1.950%	4/23/31	32,227	28,298
	Procter & Gamble Co.	4.050%	1/26/33	12,503	12,182
	Procter & Gamble Co.	4.550%	1/29/34	40,283	39,878
	Procter & Gamble Co.	5.800%	8/15/34	9,799	10,499
	Procter & Gamble Co.	4.600%	5/1/35	11,810	11,698
	Reynolds American Inc.	5.700%	8/15/35	9,016	9,023
	Sysco Corp.	2.400%	2/15/30	10,534	9,514
	Sysco Corp.	2.450%	12/14/31	14,861	12,833
	Sysco Corp.	6.000%	1/17/34	10,684	11,279
	Sysco Corp.	5.400%	3/23/35	16,649	16,641
	Target Corp.	2.650%	9/15/30	13,398	12,243
	Target Corp.	4.500%	9/15/32	15,167	14,946
	Target Corp.	6.350%	11/1/32	11,338	12,434
	Target Corp.	4.400%	1/15/33	16,202	15,789

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Target Corp.	4.500%	9/15/34	21,106	20,170
	Target Corp.	5.000%	4/15/35	30,519	29,997
	Tyson Foods Inc.	5.700%	3/15/34	38,876	39,595
	Tyson Foods Inc.	4.875%	8/15/34	1,067	1,020
	Unilever Capital Corp.	1.750%	8/12/31	15,212	13,029
	Unilever Capital Corp.	5.900%	11/15/32	17,433	18,833
	Unilever Capital Corp.	5.000%	12/8/33	29,975	30,459
	Unilever Capital Corp.	4.625%	8/12/34	36,294	35,588
	Walmart Inc.	7.550%	2/15/30	4	5
	Walmart Inc.	1.800%	9/22/31	47,753	41,119
	Walmart Inc.	4.150%	9/9/32	35,342	34,586
	Walmart Inc.	4.100%	4/15/33	39,529	38,332
	Walmart Inc.	4.900%	4/28/35	38,897	38,910
					3,197,040
Energy (6.7%)
[3]	APA Corp.	6.100%	2/15/35	2,440	2,301
	Boardwalk Pipelines LP	3.400%	2/15/31	17,241	15,749
	Boardwalk Pipelines LP	3.600%	9/1/32	5,161	4,580
	Boardwalk Pipelines LP	5.625%	8/1/34	23,430	23,171
	BP Capital Markets America Inc.	1.749%	8/10/30	28,437	24,692
	BP Capital Markets America Inc.	2.721%	1/12/32	55,761	49,062
	BP Capital Markets America Inc.	4.812%	2/13/33	55,153	54,197
	BP Capital Markets America Inc.	4.893%	9/11/33	51,100	50,240
	BP Capital Markets America Inc.	4.989%	4/10/34	31,724	31,299
	BP Capital Markets America Inc.	5.227%	11/17/34	55,245	55,146
	Burlington Resources LLC	7.200%	8/15/31	4,417	4,963
	Canadian Natural Resources Ltd.	2.950%	7/15/30	24,906	22,568
	Canadian Natural Resources Ltd.	7.200%	1/15/32	15,355	16,651
	Canadian Natural Resources Ltd.	6.450%	6/30/33	10,807	11,328
[3]	Canadian Natural Resources Ltd.	5.400%	12/15/34	4,785	4,654
	Canadian Natural Resources Ltd.	5.850%	2/1/35	13,620	13,525
	Cenovus Energy Inc.	2.650%	1/15/32	7,950	6,740
	Cheniere Energy Inc.	5.650%	4/15/34	45,805	45,748
	Cheniere Energy Partners LP	4.000%	3/1/31	45,664	42,734
	Cheniere Energy Partners LP	3.250%	1/31/32	36,447	31,986
	Cheniere Energy Partners LP	5.950%	6/30/33	51,563	52,752
	Cheniere Energy Partners LP	5.750%	8/15/34	27,368	27,498
	Chevron USA Inc.	4.819%	4/15/32	22,137	22,342
	ConocoPhillips	2.400%	2/15/31	9,652	8,450
	ConocoPhillips	5.900%	10/15/32	17,617	18,736
	ConocoPhillips Co.	4.850%	1/15/32	31,515	31,454
	ConocoPhillips Co.	5.050%	9/15/33	27,401	27,416
	ConocoPhillips Co.	5.000%	1/15/35	47,426	46,398
	Coterra Energy Inc.	5.600%	3/15/34	16,000	15,854
	Coterra Energy Inc.	5.400%	2/15/35	19,690	19,106
	DCP Midstream Operating LP	8.125%	8/16/30	9,955	11,473
	DCP Midstream Operating LP	3.250%	2/15/32	15,829	13,692
	Devon Energy Corp.	7.875%	9/30/31	11,837	13,413
	Devon Energy Corp.	5.200%	9/15/34	29,630	28,073
	Diamondback Energy Inc.	3.125%	3/24/31	31,656	28,604
	Diamondback Energy Inc.	6.250%	3/15/33	27,102	28,283
	Diamondback Energy Inc.	5.400%	4/18/34	45,760	44,953
	Diamondback Energy Inc.	5.550%	4/1/35	38,231	37,755
	Eastern Energy Gas Holdings LLC	5.800%	1/15/35	21,116	21,560
	Enbridge Inc.	6.200%	11/15/30	39,969	42,334
	Enbridge Inc.	5.700%	3/8/33	70,288	71,719
	Enbridge Inc.	2.500%	8/1/33	33,832	27,522
	Enbridge Inc.	5.625%	4/5/34	45,320	45,760
	Enbridge Inc.	7.200%	6/27/54	4,002	4,036
	Energy Transfer LP	6.400%	12/1/30	10,746	11,429
	Energy Transfer LP	5.750%	2/15/33	37,750	38,497
	Energy Transfer LP	6.550%	12/1/33	44,674	47,452
	Energy Transfer LP	5.550%	5/15/34	44,646	44,354
	Energy Transfer LP	5.600%	9/1/34	52,357	52,066
	Energy Transfer LP	4.900%	3/15/35	17,905	16,776
	Energy Transfer LP	5.700%	4/1/35	40,415	40,364
	Enterprise Products Operating LLC	5.350%	1/31/33	14,379	14,652
[2]	Enterprise Products Operating LLC	6.875%	3/1/33	15,993	17,662
	Enterprise Products Operating LLC	4.850%	1/31/34	38,940	38,176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	4.950%	2/15/35	40,465	39,560
	EOG Resources Inc.	3.900%	4/1/35	5,300	4,788
[3]	EQT Corp.	4.750%	1/15/31	30,535	29,551
	EQT Corp.	5.750%	2/1/34	16,764	16,883
	Expand Energy Corp.	4.750%	2/1/32	30,795	29,061
	Expand Energy Corp.	5.700%	1/15/35	21,115	20,881
	Exxon Mobil Corp.	2.610%	10/15/30	69,035	63,290
	Helmerich & Payne Inc.	2.900%	9/29/31	31,671	25,822
[3]	Helmerich & Payne Inc.	5.500%	12/1/34	11,875	10,483
	Hess Corp.	7.300%	8/15/31	25,374	28,405
	Hess Corp.	7.125%	3/15/33	20,249	22,529
	HF Sinclair Corp.	4.500%	10/1/30	3,384	3,235
	HF Sinclair Corp.	5.750%	1/15/31	18,278	18,372
	HF Sinclair Corp.	6.250%	1/15/35	20,985	20,690
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	2,544	2,838
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	16,515	18,239
	Kinder Morgan Inc.	5.150%	6/1/30	5,350	5,403
	Kinder Morgan Inc.	2.000%	2/15/31	24,281	20,866
[2]	Kinder Morgan Inc.	7.800%	8/1/31	4,270	4,857
[2]	Kinder Morgan Inc.	7.750%	1/15/32	23,692	26,932
	Kinder Morgan Inc.	4.800%	2/1/33	17,248	16,652
	Kinder Morgan Inc.	5.200%	6/1/33	30,043	29,645
	Kinder Morgan Inc.	5.400%	2/1/34	34,000	33,866
	Kinder Morgan Inc.	5.300%	12/1/34	30,000	29,341
	Marathon Petroleum Corp.	5.700%	3/1/35	38,515	38,118
	MPLX LP	2.650%	8/15/30	30,492	27,275
	MPLX LP	4.950%	9/1/32	28,476	27,713
	MPLX LP	5.000%	3/1/33	30,407	29,511
	MPLX LP	5.500%	6/1/34	32,749	32,329
	MPLX LP	5.400%	4/1/35	27,040	26,326
	Occidental Petroleum Corp.	8.875%	7/15/30	19,209	21,640
	Occidental Petroleum Corp.	6.625%	9/1/30	34,718	36,142
	Occidental Petroleum Corp.	6.125%	1/1/31	39,223	39,936
	Occidental Petroleum Corp.	7.500%	5/1/31	31,629	34,060
	Occidental Petroleum Corp.	7.875%	9/15/31	11,950	13,158
	Occidental Petroleum Corp.	5.375%	1/1/32	23,065	22,306
	Occidental Petroleum Corp.	5.550%	10/1/34	34,932	33,029
	ONEOK Inc.	3.250%	6/1/30	12,456	11,508
	ONEOK Inc.	5.800%	11/1/30	12,888	13,346
	ONEOK Inc.	6.350%	1/15/31	7,959	8,402
	ONEOK Inc.	4.750%	10/15/31	31,751	31,003
	ONEOK Inc.	6.100%	11/15/32	16,148	16,811
	ONEOK Inc.	6.050%	9/1/33	54,681	56,188
	ONEOK Inc.	5.650%	9/1/34	21,053	20,975
	ONEOK Inc.	5.050%	11/1/34	43,553	41,488
	Ovintiv Inc.	8.125%	9/15/30	8,843	9,866
	Ovintiv Inc.	7.200%	11/1/31	15,315	16,248
	Ovintiv Inc.	7.375%	11/1/31	8,891	9,497
	Ovintiv Inc.	6.250%	7/15/33	15,180	15,221
	Ovintiv Inc.	6.500%	8/15/34	18,232	18,296
	Patterson-UTI Energy Inc.	7.150%	10/1/33	8,646	8,647
	Phillips 66	2.150%	12/15/30	26,103	22,728
	Phillips 66 Co.	5.250%	6/15/31	46,073	46,671
	Phillips 66 Co.	5.300%	6/30/33	35,053	34,920
	Phillips 66 Co.	4.950%	3/15/35	14,625	13,935
	Pioneer Natural Resources Co.	1.900%	8/15/30	18,905	16,552
	Pioneer Natural Resources Co.	2.150%	1/15/31	36,811	32,238
	Plains All American Pipeline LP	3.800%	9/15/30	26,794	25,299
	Plains All American Pipeline LP	5.700%	9/15/34	13,305	13,190
[2]	Shell Finance US Inc.	4.125%	5/11/35	38,595	35,845
[3]	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/34	31,115	30,007
	Suncor Energy Inc.	7.150%	2/1/32	14,257	15,411
	Suncor Energy Inc.	5.950%	12/1/34	12,900	13,062
	Targa Resources Corp.	4.200%	2/1/33	15,701	14,363
	Targa Resources Corp.	6.125%	3/15/33	25,926	26,717
	Targa Resources Corp.	6.500%	3/30/34	34,538	36,347
	Targa Resources Corp.	5.500%	2/15/35	37,728	36,915
	Targa Resources Partners LP	4.875%	2/1/31	29,799	29,083
	Targa Resources Partners LP	4.000%	1/15/32	34,243	31,336
	Texas Eastern Transmission LP	7.000%	7/15/32	5,378	5,867

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TotalEnergies Capital SA	5.150%	4/5/34	59,701	60,183
	TotalEnergies Capital SA	4.724%	9/10/34	20,874	20,388
	TransCanada PipeLines Ltd.	4.625%	3/1/34	37,007	34,855
	TransCanada PipeLines Ltd.	5.600%	3/31/34	8,240	8,220
	TransCanada PipeLines Ltd.	7.000%	6/1/65	18,752	18,617
	Valero Energy Corp.	2.800%	12/1/31	16,574	14,456
	Valero Energy Corp.	7.500%	4/15/32	16,152	18,166
	Western Midstream Operating LP	6.150%	4/1/33	22,475	22,965
	Western Midstream Operating LP	5.450%	11/15/34	23,703	22,751
	Williams Cos. Inc.	3.500%	11/15/30	34,090	31,910
	Williams Cos. Inc.	2.600%	3/15/31	48,005	42,476
	Williams Cos. Inc.	4.650%	8/15/32	31,788	30,764
	Williams Cos. Inc.	5.650%	3/15/33	24,331	24,917
	Williams Cos. Inc.	5.150%	3/15/34	45,641	44,832
	Williams Cos. Inc.	5.600%	3/15/35	21,850	22,057
	Woodside Finance Ltd.	5.700%	5/19/32	15,450	15,432
	Woodside Finance Ltd.	5.100%	9/12/34	34,040	32,000
	Woodside Finance Ltd.	6.000%	5/19/35	34,703	34,495
					3,683,143
Financials (32.0%)
	AerCap Ireland Capital DAC	6.150%	9/30/30	24,969	26,366
	AerCap Ireland Capital DAC	5.375%	12/15/31	10,000	10,074
	AerCap Ireland Capital DAC	3.300%	1/30/32	127,858	113,515
	AerCap Ireland Capital DAC	3.400%	10/29/33	45,290	38,994
	AerCap Ireland Capital DAC	5.300%	1/19/34	13,814	13,644
	AerCap Ireland Capital DAC	4.950%	9/10/34	28,015	26,889
	AerCap Ireland Capital DAC	6.500%	1/31/56	12,745	12,601
	Affiliated Managers Group Inc.	3.300%	6/15/30	9,002	8,392
	Affiliated Managers Group Inc.	5.500%	8/20/34	15,973	15,666
	Air Lease Corp.	3.125%	12/1/30	31,293	28,577
[2]	Air Lease Corp.	5.200%	7/15/31	19,870	20,092
[2]	Air Lease Corp.	2.875%	1/15/32	7,166	6,271
	Allstate Corp.	1.450%	12/15/30	24,376	20,577
	Allstate Corp.	5.250%	3/30/33	28,850	29,186
	Allstate Corp.	5.350%	6/1/33	11,594	11,811
	Allstate Corp.	5.550%	5/9/35	7,250	7,423
[2]	Ally Financial Inc.	8.000%	11/1/31	60,222	67,395
	Ally Financial Inc.	8.000%	11/1/31	15,068	16,821
	Ally Financial Inc.	6.184%	7/26/35	21,075	20,961
	American Express Co.	6.489%	10/30/31	36,269	39,225
	American Express Co.	4.989%	5/26/33	27,617	27,304
	American Express Co.	4.420%	8/3/33	20,372	19,661
	American Express Co.	5.043%	5/1/34	22,682	22,597
	American Express Co.	5.625%	7/28/34	20,185	20,430
	American Express Co.	5.915%	4/25/35	13,785	14,228
	American Express Co.	5.284%	7/26/35	48,890	48,620
	American Express Co.	5.442%	1/30/36	32,481	32,704
	American Express Co.	5.667%	4/25/36	42,910	43,757
	American Financial Group Inc.	5.250%	4/2/30	99	101
	American International Group Inc.	3.400%	6/30/30	9,999	9,413
	American International Group Inc.	5.125%	3/27/33	25,798	25,816
	American International Group Inc.	5.450%	5/7/35	25,500	25,640
	Ameriprise Financial Inc.	4.500%	5/13/32	9,469	9,269
	Ameriprise Financial Inc.	5.150%	5/15/33	27,948	28,195
	Ameriprise Financial Inc.	5.200%	4/15/35	25,681	25,472
	Aon Corp.	2.050%	8/23/31	11,270	9,592
	Aon Corp.	2.600%	12/2/31	8,018	7,010
	Aon Corp.	5.000%	9/12/32	12,016	12,053
	Aon Corp.	5.350%	2/28/33	24,083	24,492
	Aon North America Inc.	5.300%	3/1/31	19,292	19,776
	Aon North America Inc.	5.450%	3/1/34	56,158	56,812
	Apollo Debt Solutions BDC	6.700%	7/29/31	27,927	28,697
[3]	Apollo Debt Solutions BDC	6.550%	3/15/32	17,010	17,180
	Apollo Global Management Inc.	6.375%	11/15/33	14,714	15,793
	Apollo Global Management Inc.	6.000%	12/15/54	13,890	13,275
[1]	Ares Capital Corp.	5.500%	9/1/30	21,100	20,940
	Ares Capital Corp.	3.200%	11/15/31	15,828	13,635
[2]	Ares Capital Corp.	5.800%	3/8/32	27,954	27,530
	Ares Strategic Income Fund	6.200%	3/21/32	19,747	19,556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arthur J Gallagher & Co.	2.400%	11/9/31	1,290	1,115
	Arthur J Gallagher & Co.	5.000%	2/15/32	14,615	14,651
	Arthur J Gallagher & Co.	5.500%	3/2/33	9,886	10,055
	Arthur J Gallagher & Co.	6.500%	2/15/34	10,463	11,292
	Arthur J Gallagher & Co.	5.450%	7/15/34	15,828	15,979
	Arthur J Gallagher & Co.	5.150%	2/15/35	42,645	41,979
	Assurant Inc.	4.900%	3/27/28	1	1
	Athene Holding Ltd.	3.500%	1/15/31	18,685	17,327
	Athene Holding Ltd.	6.650%	2/1/33	21,951	23,273
	Athene Holding Ltd.	5.875%	1/15/34	28,136	28,477
	Athene Holding Ltd.	6.625%	10/15/54	15,415	15,163
	AXA SA	8.600%	12/15/30	30,276	35,688
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	21,330	23,853
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	22,078	22,569
	Banco Santander SA	3.490%	5/28/30	23,354	21,882
	Banco Santander SA	2.749%	12/3/30	46,135	40,571
	Banco Santander SA	2.958%	3/25/31	362	327
	Banco Santander SA	5.439%	7/15/31	41,938	42,992
	Banco Santander SA	3.225%	11/22/32	4,537	3,967
	Banco Santander SA	6.921%	8/8/33	57,350	61,148
	Banco Santander SA	6.938%	11/7/33	49,175	54,712
	Banco Santander SA	6.350%	3/14/34	47,694	49,233
	Banco Santander SA	6.033%	1/17/35	29,372	30,476
[2]	Bank of America Corp.	3.419%	12/20/28	1	1
[2]	Bank of America Corp.	1.898%	7/23/31	66,439	57,501
[2]	Bank of America Corp.	1.922%	10/24/31	93,164	80,218
[2]	Bank of America Corp.	2.651%	3/11/32	71,797	63,540
	Bank of America Corp.	2.687%	4/22/32	123,015	108,668
	Bank of America Corp.	2.299%	7/21/32	93,686	80,281
	Bank of America Corp.	2.572%	10/20/32	84,642	73,435
[2]	Bank of America Corp.	2.972%	2/4/33	115,659	101,765
	Bank of America Corp.	4.571%	4/27/33	105,428	102,253
[2]	Bank of America Corp.	5.015%	7/22/33	139,891	139,283
	Bank of America Corp.	5.288%	4/25/34	127,462	127,520
	Bank of America Corp.	5.872%	9/15/34	122,597	127,307
	Bank of America Corp.	5.468%	1/23/35	159,827	161,651
[2]	Bank of America Corp.	5.425%	8/15/35	34,594	33,858
	Bank of America Corp.	5.518%	10/25/35	109,312	107,159
	Bank of America Corp.	5.511%	1/24/36	96,172	96,993
	Bank of America Corp.	5.744%	2/12/36	89,477	88,887
	Bank of America Corp.	5.464%	5/9/36	35,115	35,364
	Bank of America Corp.	2.482%	9/21/36	58,020	48,510
	Bank of America Corp.	3.846%	3/8/37	58,231	52,134
	Bank of Montreal	5.511%	6/4/31	29,954	30,951
	Bank of Montreal	3.088%	1/10/37	31,093	26,501
[2]	Bank of New York Mellon Corp.	1.800%	7/28/31	17,324	14,787
	Bank of New York Mellon Corp.	2.500%	1/26/32	7,448	6,464
	Bank of New York Mellon Corp.	5.060%	7/22/32	33,134	33,502
[2]	Bank of New York Mellon Corp.	4.289%	6/13/33	28,958	27,673
[2]	Bank of New York Mellon Corp.	5.834%	10/25/33	51,965	54,408
	Bank of New York Mellon Corp.	4.706%	2/1/34	25,569	24,895
[2]	Bank of New York Mellon Corp.	4.967%	4/26/34	33,629	33,261
[2]	Bank of New York Mellon Corp.	6.474%	10/25/34	24,728	26,890
[2]	Bank of New York Mellon Corp.	5.188%	3/14/35	50,662	50,674
	Bank of New York Mellon Corp.	5.606%	7/21/39	5,658	5,657
	Bank of Nova Scotia	4.850%	2/1/30	27,182	27,432
	Bank of Nova Scotia	2.150%	8/1/31	13,391	11,517
	Bank of Nova Scotia	2.450%	2/2/32	25,206	21,612
	Bank of Nova Scotia	4.740%	11/10/32	8,137	8,049
	Bank of Nova Scotia	5.650%	2/1/34	34,968	36,143
	Bank of Nova Scotia	4.588%	5/4/37	24,445	22,774
	BankUnited Inc.	5.125%	6/11/30	7,140	6,980
	Barclays plc	2.645%	6/24/31	1,944	1,732
	Barclays plc	2.667%	3/10/32	26,759	23,387
	Barclays plc	2.894%	11/24/32	29,104	25,310
	Barclays plc	5.746%	8/9/33	37,513	38,282
	Barclays plc	7.437%	11/2/33	70,026	78,302
	Barclays plc	6.224%	5/9/34	57,561	60,052
	Barclays plc	7.119%	6/27/34	59,477	64,037
	Barclays plc	6.692%	9/13/34	60,330	64,813

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	5.335%	9/10/35	57,717	56,085
	Barclays plc	5.785%	2/25/36	49,722	49,851
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	33,672	29,229
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	17,269	15,789
	BlackRock Funding Inc.	5.000%	3/14/34	34,097	34,406
	BlackRock Funding Inc.	4.900%	1/8/35	13,500	13,435
	Blackrock Inc.	1.900%	1/28/31	43,211	37,620
	Blackrock Inc.	2.100%	2/25/32	7,224	6,151
	Blackrock Inc.	4.750%	5/25/33	37,503	37,468
	Blackstone Private Credit Fund	6.250%	1/25/31	16,951	17,278
	Blackstone Private Credit Fund	6.000%	1/29/32	18,204	18,196
	Blackstone Private Credit Fund	6.000%	11/22/34	24,115	23,223
	Blackstone Reg Finance Co. LLC	5.000%	12/6/34	20,784	20,264
	Blackstone Secured Lending Fund	5.300%	6/30/30	13,900	13,660
	Blue Owl Capital Corp.	6.200%	7/15/30	13,950	14,022
	Blue Owl Credit Income Corp.	6.650%	3/15/31	17,643	17,941
	Blue Owl Finance LLC	3.125%	6/10/31	17,315	15,121
	Blue Owl Finance LLC	6.250%	4/18/34	33,616	34,100
	Brookfield Asset Management Ltd.	5.795%	4/24/35	20,180	20,443
	Brookfield Capital Finance LLC	6.087%	6/14/33	13,470	14,032
	Brookfield Finance I UK plc	2.340%	1/30/32	13,106	10,987
	Brookfield Finance Inc.	2.724%	4/15/31	14,626	13,005
	Brookfield Finance Inc.	6.350%	1/5/34	23,699	25,051
	Brookfield Finance Inc.	5.675%	1/15/35	12,705	12,827
	Brown & Brown Inc.	2.375%	3/15/31	20,233	17,519
	Brown & Brown Inc.	4.200%	3/17/32	17,977	16,799
	Brown & Brown Inc.	5.650%	6/11/34	8,473	8,565
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	28,442	26,138
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	40,200	42,635
[2]	Capital One Financial Corp.	7.624%	10/30/31	45,765	50,990
	Capital One Financial Corp.	2.359%	7/29/32	31,788	26,291
	Capital One Financial Corp.	6.700%	11/29/32	23,287	25,037
	Capital One Financial Corp.	5.268%	5/10/33	30,966	30,643
	Capital One Financial Corp.	5.817%	2/1/34	45,153	45,663
	Capital One Financial Corp.	6.377%	6/8/34	66,381	69,333
	Capital One Financial Corp.	7.964%	11/2/34	31,764	36,350
	Capital One Financial Corp.	6.051%	2/1/35	16,320	16,733
	Capital One Financial Corp.	5.884%	7/26/35	19,310	19,562
	Capital One Financial Corp.	6.183%	1/30/36	46,525	46,134
	Cboe Global Markets Inc.	1.625%	12/15/30	14,995	12,792
	Cboe Global Markets Inc.	3.000%	3/16/32	9,198	8,161
	Charles Schwab Corp.	1.650%	3/11/31	28,068	23,723
	Charles Schwab Corp.	2.300%	5/13/31	27,458	24,064
	Charles Schwab Corp.	1.950%	12/1/31	16,866	14,155
	Charles Schwab Corp.	2.900%	3/3/32	44,228	39,025
	Charles Schwab Corp.	5.853%	5/19/34	46,077	48,024
	Charles Schwab Corp.	6.136%	8/24/34	9,606	10,204
	Chubb INA Holdings LLC	1.375%	9/15/30	32,729	28,139
	Chubb INA Holdings LLC	5.000%	3/15/34	46,944	46,940
	CI Financial Corp.	3.200%	12/17/30	15,321	13,369
[2]	Citibank NA	5.570%	4/30/34	66,552	68,151
[2]	Citigroup Inc.	2.572%	6/3/31	87,218	78,081
	Citigroup Inc.	2.561%	5/1/32	53,701	46,902
	Citigroup Inc.	6.625%	6/15/32	33,467	36,037
	Citigroup Inc.	2.520%	11/3/32	3,074	2,645
	Citigroup Inc.	3.057%	1/25/33	88,920	78,183
	Citigroup Inc.	3.785%	3/17/33	105,537	96,941
	Citigroup Inc.	4.910%	5/24/33	39,348	38,650
	Citigroup Inc.	6.000%	10/31/33	21,046	21,802
	Citigroup Inc.	6.270%	11/17/33	90,737	96,337
	Citigroup Inc.	6.174%	5/25/34	107,467	109,980
	Citigroup Inc.	5.827%	2/13/35	82,914	82,628
	Citigroup Inc.	5.449%	6/11/35	61,977	62,074
	Citigroup Inc.	6.020%	1/24/36	77,152	77,397
[2]	Citigroup Inc.	5.333%	3/27/36	76,452	75,497
	Citigroup Inc.	5.411%	9/19/39	22,249	21,198
	Citizens Financial Group Inc.	5.718%	7/23/32	40,744	41,572
	Citizens Financial Group Inc.	2.638%	9/30/32	13,390	10,956
	Citizens Financial Group Inc.	6.645%	4/25/35	26,677	28,239
	Citizens Financial Group Inc.	5.641%	5/21/37	7,757	7,529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CME Group Inc.	2.650%	3/15/32	27,988	24,765
	CNA Financial Corp.	2.050%	8/15/30	8,919	7,747
	CNA Financial Corp.	5.500%	6/15/33	16,077	16,232
	CNA Financial Corp.	5.125%	2/15/34	13,800	13,590
	CNO Financial Group Inc.	6.450%	6/15/34	22,865	23,547
	Comerica Bank	5.332%	8/25/33	6,844	6,526
	Corebridge Financial Inc.	3.900%	4/5/32	42,348	38,988
	Corebridge Financial Inc.	6.050%	9/15/33	6,476	6,708
	Corebridge Financial Inc.	5.750%	1/15/34	34,130	34,787
	Corebridge Financial Inc.	6.375%	9/15/54	19,770	19,221
	Credit Suisse USA LLC	7.125%	7/15/32	29,592	33,091
[2]	Deutsche Bank AG	3.547%	9/18/31	45,578	41,967
	Deutsche Bank AG	3.729%	1/14/32	36,349	32,672
	Deutsche Bank AG	3.035%	5/28/32	28,008	24,701
	Deutsche Bank AG	3.742%	1/7/33	38,348	33,727
	Deutsche Bank AG	7.079%	2/10/34	44,475	46,635
	Deutsche Bank AG	5.403%	9/11/35	29,561	28,839
	Enstar Group Ltd.	4.950%	6/1/29	1	—
	Enstar Group Ltd.	3.100%	9/1/31	9,060	7,907
	Equitable Holdings Inc.	5.594%	1/11/33	14,891	15,152
	Equitable Holdings Inc.	6.700%	3/28/55	8,140	8,232
	F&G Annuities & Life Inc.	6.250%	10/4/34	14,629	14,147
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	14,356	13,122
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	24,244	24,623
	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	21,915	22,540
[3]	Fairfax Financial Holdings Ltd.	5.750%	5/20/35	11,000	10,981
	Fidelity National Financial Inc.	3.400%	6/15/30	16,972	15,680
	Fidelity National Financial Inc.	2.450%	3/15/31	20,027	17,165
	Fifth Third Bancorp	5.631%	1/29/32	25,599	26,288
	Fifth Third Bancorp	4.337%	4/25/33	17,022	15,970
	First American Financial Corp.	2.400%	8/15/31	14,887	12,573
	First American Financial Corp.	5.450%	9/30/34	11,655	11,305
	First Citizens BancShares Inc.	6.254%	3/12/40	14,501	14,038
	Franklin Resources Inc.	1.600%	10/30/30	18,673	15,914
	FS KKR Capital Corp.	3.250%	7/15/27	1	1
	GATX Corp.	4.000%	6/30/30	4,614	4,420
	GATX Corp.	1.900%	6/1/31	9,164	7,672
	GATX Corp.	3.500%	6/1/32	6,754	6,063
	GATX Corp.	4.900%	3/15/33	7,733	7,518
	GATX Corp.	5.450%	9/15/33	13,688	13,727
	GATX Corp.	6.050%	3/15/34	19,062	19,814
	GATX Corp.	6.900%	5/1/34	14,292	15,606
	Global Payments Inc.	2.900%	5/15/30	27,566	24,965
	Global Payments Inc.	2.900%	11/15/31	29,190	25,371
	Global Payments Inc.	5.400%	8/15/32	23,284	23,361
	Globe Life Inc.	2.150%	8/15/30	4,700	4,086
	Globe Life Inc.	4.800%	6/15/32	4,237	4,123
	Globe Life Inc.	5.850%	9/15/34	7,000	7,121
	Goldman Sachs Capital I	6.345%	2/15/34	13,988	14,329
	Goldman Sachs Group Inc.	1.992%	1/27/32	38,083	32,398
	Goldman Sachs Group Inc.	2.615%	4/22/32	114,511	100,459
	Goldman Sachs Group Inc.	2.383%	7/21/32	112,403	96,759
	Goldman Sachs Group Inc.	2.650%	10/21/32	94,998	82,522
	Goldman Sachs Group Inc.	6.125%	2/15/33	48,347	52,138
	Goldman Sachs Group Inc.	3.102%	2/24/33	104,104	91,932
	Goldman Sachs Group Inc.	5.851%	4/25/35	60,305	62,148
	Goldman Sachs Group Inc.	5.330%	7/23/35	75,648	75,101
	Goldman Sachs Group Inc.	5.016%	10/23/35	99,321	96,056
	Goldman Sachs Group Inc.	5.536%	1/28/36	120,620	121,483
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	26,575	25,934
	Hanover Insurance Group Inc.	2.500%	9/1/30	7,635	6,659
[1,3]	HPS Corporate Lending Fund	5.850%	6/5/30	16,600	16,556
	HPS Corporate Lending Fund	5.950%	4/14/32	15,750	15,541
[2]	HSBC Holdings plc	2.848%	6/4/31	18,080	16,286
[2]	HSBC Holdings plc	2.357%	8/18/31	40,828	35,808
	HSBC Holdings plc	5.733%	5/17/32	56,220	57,692
	HSBC Holdings plc	2.804%	5/24/32	85,549	74,879
	HSBC Holdings plc	2.871%	11/22/32	26,242	22,812
	HSBC Holdings plc	4.762%	3/29/33	46,966	44,974
	HSBC Holdings plc	5.402%	8/11/33	66,528	67,077

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	8.113%	11/3/33	67,379	76,870
	HSBC Holdings plc	6.254%	3/9/34	72,433	76,154
	HSBC Holdings plc	6.547%	6/20/34	57,496	60,079
	HSBC Holdings plc	7.399%	11/13/34	49,782	54,733
	HSBC Holdings plc	5.719%	3/4/35	22,224	22,666
	HSBC Holdings plc	5.874%	11/18/35	50,827	50,308
	HSBC Holdings plc	5.450%	3/3/36	61,217	60,304
	HSBC Holdings plc	5.790%	5/13/36	36,543	36,837
	Huntington Bancshares Inc.	5.023%	5/17/33	18,747	18,192
	Huntington Bancshares Inc.	5.709%	2/2/35	28,119	28,250
	Huntington Bancshares Inc.	2.487%	8/15/36	13,442	11,143
	Huntington Bancshares Inc.	6.141%	11/18/39	24,230	24,150
	ING Groep NV	2.727%	4/1/32	17,780	15,744
	ING Groep NV	4.252%	3/28/33	26,681	25,294
	ING Groep NV	6.114%	9/11/34	26,016	27,303
	ING Groep NV	5.550%	3/19/35	42,189	42,419
	ING Groep NV	5.525%	3/25/36	27,719	27,650
	Intercontinental Exchange Inc.	2.100%	6/15/30	43,299	38,540
	Intercontinental Exchange Inc.	1.850%	9/15/32	47,742	39,108
	Intercontinental Exchange Inc.	4.600%	3/15/33	50,599	49,727
	Jackson Financial Inc.	3.125%	11/23/31	5,795	5,031
	Jackson Financial Inc.	5.670%	6/8/32	9,293	9,298
	Janus Henderson US Holdings Inc.	5.450%	9/10/34	11,010	10,626
	Jefferies Financial Group Inc.	2.625%	10/15/31	42,705	36,449
	Jefferies Financial Group Inc.	2.750%	10/15/32	13,508	11,179
	Jefferies Financial Group Inc.	6.200%	4/14/34	48,984	49,973
[2]	JPMorgan Chase & Co.	8.750%	9/1/30	4,707	5,529
	JPMorgan Chase & Co.	1.764%	11/19/31	60,473	51,665
	JPMorgan Chase & Co.	1.953%	2/4/32	102,890	88,101
	JPMorgan Chase & Co.	2.580%	4/22/32	97,154	85,700
	JPMorgan Chase & Co.	2.545%	11/8/32	48,395	41,923
	JPMorgan Chase & Co.	2.963%	1/25/33	102,204	90,335
	JPMorgan Chase & Co.	4.586%	4/26/33	54,623	53,239
	JPMorgan Chase & Co.	4.912%	7/25/33	141,286	140,018
	JPMorgan Chase & Co.	5.717%	9/14/33	99,011	101,555
	JPMorgan Chase & Co.	5.350%	6/1/34	130,710	132,419
	JPMorgan Chase & Co.	6.254%	10/23/34	85,316	91,183
	JPMorgan Chase & Co.	5.336%	1/23/35	79,577	80,037
	JPMorgan Chase & Co.	5.766%	4/22/35	75,386	77,967
	JPMorgan Chase & Co.	5.294%	7/22/35	85,520	85,443
	JPMorgan Chase & Co.	4.946%	10/22/35	70,378	68,351
	JPMorgan Chase & Co.	5.502%	1/24/36	90,877	92,033
	JPMorgan Chase & Co.	5.572%	4/22/36	107,353	109,232
	Kemper Corp.	2.400%	9/30/30	8,252	7,162
	Kemper Corp.	3.800%	2/23/32	11,097	9,927
[2]	KeyBank NA	4.900%	8/8/32	21,120	19,945
	KeyBank NA	5.000%	1/26/33	24,819	24,019
[2]	KeyCorp	4.789%	6/1/33	22,947	21,881
	KeyCorp	6.401%	3/6/35	27,266	28,627
	Lazard Group LLC	6.000%	3/15/31	12,175	12,593
	Lincoln National Corp.	3.400%	1/15/31	11,016	10,104
	Lincoln National Corp.	3.400%	3/1/32	4,416	3,911
	Lincoln National Corp.	5.852%	3/15/34	15,277	15,473
	Lloyds Banking Group plc	4.976%	8/11/33	30,659	30,043
	Lloyds Banking Group plc	7.953%	11/15/33	16,896	19,188
	Lloyds Banking Group plc	5.679%	1/5/35	50,467	50,993
	Lloyds Banking Group plc	5.590%	11/26/35	18,810	18,814
	LPL Holdings Inc.	6.000%	5/20/34	20,992	21,328
	LPL Holdings Inc.	5.650%	3/15/35	12,015	11,855
	M&T Bank Corp.	6.082%	3/13/32	29,668	30,852
	M&T Bank Corp.	5.053%	1/27/34	30,425	29,448
[2]	M&T Bank Corp.	5.385%	1/16/36	25,620	24,968
	Manulife Financial Corp.	3.703%	3/16/32	19,419	18,101
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	21,940	19,454
	Marsh & McLennan Cos. Inc.	4.850%	11/15/31	33,956	34,091
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	9,471	8,176
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	21,951	22,475
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	15,827	15,901
	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	56,049	55,166
	Mastercard Inc.	1.900%	3/15/31	9,768	8,530

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mastercard Inc.	2.000%	11/18/31	26,108	22,468
	Mastercard Inc.	4.350%	1/15/32	55,303	54,483
	Mastercard Inc.	4.950%	3/15/32	26,879	27,377
	Mastercard Inc.	4.850%	3/9/33	11,085	11,153
	Mastercard Inc.	4.875%	5/9/34	27,628	27,550
	Mastercard Inc.	4.550%	1/15/35	38,451	37,265
	MetLife Inc.	6.500%	12/15/32	8,565	9,499
	MetLife Inc.	5.375%	7/15/33	50,769	52,273
	MetLife Inc.	5.300%	12/15/34	39,445	39,941
[2]	MetLife Inc.	6.350%	3/15/55	20,074	20,182
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	17,700	16,083
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	41,879	36,723
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	58,500	50,340
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	9,380	8,100
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	28,934	25,194
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	16,313	15,527
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	44,186	44,170
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	19,479	19,795
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	28,525	28,884
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	22,734	22,989
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	62,152	62,401
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/36	34,187	34,612
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/36	20,500	20,827
	Mizuho Financial Group Inc.	5.098%	5/13/31	7,000	7,075
[2]	Mizuho Financial Group Inc.	2.591%	5/25/31	2,466	2,222
	Mizuho Financial Group Inc.	5.739%	5/27/31	23,386	24,259
[2]	Mizuho Financial Group Inc.	2.201%	7/10/31	23,883	20,972
[2]	Mizuho Financial Group Inc.	1.979%	9/8/31	22,284	19,245
	Mizuho Financial Group Inc.	2.564%	9/13/31	28,728	24,623
	Mizuho Financial Group Inc.	2.172%	5/22/32	11,448	9,775
	Mizuho Financial Group Inc.	2.260%	7/9/32	3,593	3,072
	Mizuho Financial Group Inc.	5.669%	9/13/33	24,673	25,241
	Mizuho Financial Group Inc.	5.754%	5/27/34	26,292	26,985
	Mizuho Financial Group Inc.	5.748%	7/6/34	33,548	34,453
	Mizuho Financial Group Inc.	5.579%	5/26/35	18,263	18,512
	Mizuho Financial Group Inc.	5.594%	7/10/35	9,595	9,722
[2]	Morgan Stanley	1.794%	2/13/32	57,522	48,418
	Morgan Stanley	7.250%	4/1/32	47,970	54,655
[2]	Morgan Stanley	1.928%	4/28/32	76,959	64,984
[2]	Morgan Stanley	2.239%	7/21/32	84,750	72,242
[2]	Morgan Stanley	2.511%	10/20/32	59,789	51,466
	Morgan Stanley	2.943%	1/21/33	54,750	48,132
	Morgan Stanley	4.889%	7/20/33	63,746	62,822
	Morgan Stanley	6.342%	10/18/33	95,969	102,627
[2]	Morgan Stanley	5.250%	4/21/34	101,924	101,881
[2]	Morgan Stanley	5.424%	7/21/34	83,556	84,252
	Morgan Stanley	6.627%	11/1/34	61,206	66,416
	Morgan Stanley	5.466%	1/18/35	86,565	87,053
	Morgan Stanley	5.831%	4/19/35	91,023	93,855
	Morgan Stanley	5.320%	7/19/35	74,087	73,611
	Morgan Stanley	5.587%	1/18/36	74,407	75,151
	Morgan Stanley	5.664%	4/17/36	61,054	62,122
	Morgan Stanley	2.484%	9/16/36	91,550	76,456
	Morgan Stanley	5.297%	4/20/37	42,367	41,495
	Morgan Stanley	5.948%	1/19/38	76,071	76,683
	Morgan Stanley	5.942%	2/7/39	24,830	25,028
	Nasdaq Inc.	1.650%	1/15/31	22,103	18,820
	Nasdaq Inc.	5.550%	2/15/34	27,406	28,070
	NatWest Group plc	6.016%	3/2/34	22,457	23,365
	NatWest Group plc	5.778%	3/1/35	44,334	45,132
[2]	NatWest Group plc	3.032%	11/28/35	10,501	9,283
	Nomura Holdings Inc.	2.679%	7/16/30	27,931	25,016
	Nomura Holdings Inc.	2.608%	7/14/31	18,321	15,911
	Nomura Holdings Inc.	2.999%	1/22/32	18,222	15,862
	Nomura Holdings Inc.	6.181%	1/18/33	30,228	31,726
	Nomura Holdings Inc.	6.087%	7/12/33	6,624	6,917
	Nomura Holdings Inc.	5.783%	7/3/34	23,554	24,008
	Northern Trust Corp.	6.125%	11/2/32	31,438	33,431
	Old Republic International Corp.	5.750%	3/28/34	10,715	10,885
	ORIX Corp.	3.700%	7/18/27	1	1

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ORIX Corp.	2.250%	3/9/31	12,867	11,163
	ORIX Corp.	4.000%	4/13/32	13,963	13,030
	ORIX Corp.	5.200%	9/13/32	13,010	12,977
	ORIX Corp.	5.400%	2/25/35	15,520	15,435
	PartnerRe Finance B LLC	4.500%	10/1/50	5,886	5,445
	PayPal Holdings Inc.	2.300%	6/1/30	31,377	28,247
	PayPal Holdings Inc.	4.400%	6/1/32	5,209	5,075
	PayPal Holdings Inc.	5.150%	6/1/34	25,692	25,629
	PayPal Holdings Inc.	5.100%	4/1/35	13,293	13,105
	PNC Financial Services Group Inc.	2.307%	4/23/32	26,862	23,217
	PNC Financial Services Group Inc.	4.812%	10/21/32	53,271	52,538
	PNC Financial Services Group Inc.	4.626%	6/6/33	26,940	25,558
	PNC Financial Services Group Inc.	6.037%	10/28/33	32,850	34,348
	PNC Financial Services Group Inc.	5.068%	1/24/34	17,906	17,696
	PNC Financial Services Group Inc.	5.939%	8/18/34	32,258	33,390
	PNC Financial Services Group Inc.	6.875%	10/20/34	81,862	89,886
	PNC Financial Services Group Inc.	5.676%	1/22/35	59,325	60,533
	PNC Financial Services Group Inc.	5.401%	7/23/35	29,747	29,682
	PNC Financial Services Group Inc.	5.575%	1/29/36	64,006	64,516
	Primerica Inc.	2.800%	11/19/31	15,678	13,710
	Principal Financial Group Inc.	2.125%	6/15/30	12,415	10,929
	Principal Financial Group Inc.	5.375%	3/15/33	17,597	17,809
	Progressive Corp.	3.000%	3/15/32	15,347	13,811
	Progressive Corp.	6.250%	12/1/32	6,664	7,240
	Progressive Corp.	4.950%	6/15/33	18,133	18,288
[2]	Prudential Financial Inc.	5.750%	7/15/33	12,368	12,982
	Prudential Financial Inc.	5.200%	3/14/35	22,657	22,548
[2]	Prudential Financial Inc.	3.700%	10/1/50	17,800	16,076
	Prudential Financial Inc.	5.125%	3/1/52	31,869	30,542
	Prudential Financial Inc.	6.000%	9/1/52	29,591	29,569
	Prudential Financial Inc.	6.750%	3/1/53	3,422	3,561
	Prudential Financial Inc.	6.500%	3/15/54	30,239	30,853
	Prudential Funding Asia plc	3.625%	3/24/32	11,162	10,241
	Regions Financial Corp.	5.502%	9/6/35	30,772	30,179
	Reinsurance Group of America Inc.	3.150%	6/15/30	16,110	14,914
	Reinsurance Group of America Inc.	6.000%	9/15/33	14,466	14,946
	Reinsurance Group of America Inc.	5.750%	9/15/34	18,284	18,500
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	25,383	25,747
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	16,350	16,480
[2]	Royal Bank of Canada	4.970%	5/2/31	6,265	6,313
[2]	Royal Bank of Canada	2.300%	11/3/31	42,587	36,869
	Royal Bank of Canada	3.875%	5/4/32	26,118	24,656
[2]	Royal Bank of Canada	5.000%	2/1/33	60,775	60,910
[2]	Royal Bank of Canada	5.000%	5/2/33	9,269	9,278
[2]	Royal Bank of Canada	5.150%	2/1/34	32,419	32,734
	Santander Holdings USA Inc.	7.660%	11/9/31	11,877	13,081
	Santander Holdings USA Inc.	6.342%	5/31/35	18,962	19,432
	Santander UK Group Holdings plc	5.694%	4/15/31	22,000	22,514
	Santander UK Group Holdings plc	2.896%	3/15/32	20,256	17,810
	Selective Insurance Group Inc.	5.900%	4/15/35	10,700	10,722
[3]	Sixth Street Lending Partners	6.125%	7/15/30	24,650	24,909
	Sixth Street Specialty Lending Inc.	5.625%	8/15/30	8,400	8,362
	State Street Corp.	2.200%	3/3/31	40,058	34,861
	State Street Corp.	4.675%	10/22/32	32,901	32,563
	State Street Corp.	4.421%	5/13/33	6,863	6,668
	State Street Corp.	4.164%	8/4/33	22,759	21,544
	State Street Corp.	4.821%	1/26/34	27,578	27,050
	State Street Corp.	5.159%	5/18/34	32,806	33,054
	State Street Corp.	6.123%	11/21/34	2,925	3,054
	State Street Corp.	5.146%	2/28/36	24,640	24,486
	Stewart Information Services Corp.	3.600%	11/15/31	12,174	10,787
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	25,865	23,770
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	31,089	27,416
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/30	26	27
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	16,745	14,571
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/31	34,650	35,590
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	19,766	16,953
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/32	17,591	18,058
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	51,524	53,409
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	29,030	30,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	18,981	19,821
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	46,874	47,816
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/35	25,475	26,045
	Synchrony Financial	2.875%	10/28/31	29,998	25,409
[2]	Toronto-Dominion Bank	2.000%	9/10/31	19,741	16,983
[2]	Toronto-Dominion Bank	2.450%	1/12/32	17,713	15,249
	Toronto-Dominion Bank	5.298%	1/30/32	28,734	29,139
[2]	Toronto-Dominion Bank	3.200%	3/10/32	59,692	53,443
	Toronto-Dominion Bank	4.456%	6/8/32	35,819	34,719
	TPG Operating Group II LP	5.875%	3/5/34	19,215	19,400
	Travelers Property Casualty Corp.	6.375%	3/15/33	18,421	20,307
[2]	Truist Financial Corp.	1.950%	6/5/30	20,572	17,970
[2]	Truist Financial Corp.	5.153%	8/5/32	158	159
[2]	Truist Financial Corp.	4.916%	7/28/33	34,475	33,080
[2]	Truist Financial Corp.	6.123%	10/28/33	32,133	33,557
[2]	Truist Financial Corp.	5.122%	1/26/34	55,704	54,604
[2]	Truist Financial Corp.	5.867%	6/8/34	53,669	54,995
[2]	Truist Financial Corp.	5.711%	1/24/35	42,195	42,865
[2]	US Bancorp	1.375%	7/22/30	36,812	31,364
[2]	US Bancorp	2.677%	1/27/33	20,970	18,078
[2]	US Bancorp	4.967%	7/22/33	36,099	35,086
	US Bancorp	5.850%	10/21/33	17,644	18,267
	US Bancorp	4.839%	2/1/34	32,002	31,032
	US Bancorp	5.836%	6/12/34	62,835	64,853
	US Bancorp	5.678%	1/23/35	73,293	74,654
	US Bancorp	5.424%	2/12/36	23,369	23,299
	US Bancorp	2.491%	11/3/36	32,006	26,606
	Visa Inc.	1.100%	2/15/31	25,931	21,921
	Voya Financial Inc.	5.000%	9/20/34	16,405	15,629
[2]	Wells Fargo & Co.	3.196%	6/17/27	184	181
[2]	Wells Fargo & Co.	3.350%	3/2/33	83,283	74,778
[2]	Wells Fargo & Co.	4.897%	7/25/33	105,942	104,148
	Wells Fargo & Co.	5.389%	4/24/34	109,487	109,964
[2]	Wells Fargo & Co.	5.557%	7/25/34	131,124	132,827
	Wells Fargo & Co.	6.491%	10/23/34	97,345	104,342
	Wells Fargo & Co.	5.499%	1/23/35	101,052	101,630
	Wells Fargo & Co.	5.211%	12/3/35	54,732	53,700
	Wells Fargo & Co.	5.605%	4/23/36	90,647	91,714
	Western Union Co.	2.750%	3/15/31	3,642	3,160
	Westpac Banking Corp.	2.150%	6/3/31	32,485	28,534
	Westpac Banking Corp.	5.405%	8/10/33	32,200	32,102
	Westpac Banking Corp.	6.820%	11/17/33	21,054	22,886
	Westpac Banking Corp.	2.668%	11/15/35	50,703	44,214
[2]	Westpac Banking Corp.	5.618%	11/20/35	40,284	39,986
	Westpac Banking Corp.	3.020%	11/18/36	24,968	21,592
	Willis North America Inc.	5.350%	5/15/33	28,588	28,770
	Zions Bancorp NA	6.816%	11/19/35	13,931	14,004
					17,668,255
Health Care (8.9%)
	Abbott Laboratories	1.400%	6/30/30	17,042	14,878
	AbbVie Inc.	4.950%	3/15/31	58,337	59,256
	AbbVie Inc.	5.050%	3/15/34	104,714	105,002
[4]	AbbVie Inc.	4.550%	3/15/35	57,333	54,719
	AbbVie Inc.	5.200%	3/15/35	26,982	27,116
	AbbVie Inc.	4.500%	5/14/35	51,529	49,016
	Adventist Health System	5.430%	3/1/32	9,185	9,157
	Adventist Health System	5.757%	12/1/34	13,090	12,893
[2]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	3,997	3,571
	Agilent Technologies Inc.	2.100%	6/4/30	2,276	2,016
	Agilent Technologies Inc.	2.300%	3/12/31	23,783	20,783
	Agilent Technologies Inc.	4.750%	9/9/34	13,605	13,116
	Amgen Inc.	2.300%	2/25/31	23,624	20,718
	Amgen Inc.	2.000%	1/15/32	30,375	25,514
	Amgen Inc.	3.350%	2/22/32	31,281	28,576
	Amgen Inc.	4.200%	3/1/33	9,550	9,032
	Amgen Inc.	5.250%	3/2/33	135,907	137,175
	AstraZeneca Finance LLC	4.900%	2/26/31	35,022	35,657
	AstraZeneca Finance LLC	2.250%	5/28/31	26,730	23,550
	AstraZeneca Finance LLC	4.875%	3/3/33	20,386	20,479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca Finance LLC	5.000%	2/26/34	30,468	30,646
	AstraZeneca plc	1.375%	8/6/30	35,062	30,069
	Banner Health	1.897%	1/1/31	4,860	4,201
	Baxter International Inc.	1.730%	4/1/31	11,055	9,304
	Baxter International Inc.	2.539%	2/1/32	51,629	44,278
[2]	Baylor Scott & White Holdings	1.777%	11/15/30	5,411	4,657
	Becton Dickinson & Co.	1.957%	2/11/31	33,191	28,468
	Becton Dickinson & Co.	4.298%	8/22/32	21,380	20,337
	Becton Dickinson & Co.	5.110%	2/8/34	11,129	10,964
	Biogen Inc.	2.250%	5/1/30	24,595	21,816
	Biogen Inc.	5.750%	5/15/35	14,025	14,129
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	24,659	22,408
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	7,900	7,501
	Boston Scientific Corp.	2.650%	6/1/30	35,039	32,161
	Bristol-Myers Squibb Co.	1.450%	11/13/30	37,433	31,986
	Bristol-Myers Squibb Co.	5.750%	2/1/31	3,500	3,702
	Bristol-Myers Squibb Co.	5.100%	2/22/31	47,071	48,172
	Bristol-Myers Squibb Co.	2.950%	3/15/32	57,791	51,647
	Bristol-Myers Squibb Co.	5.900%	11/15/33	11,249	11,926
	Bristol-Myers Squibb Co.	5.200%	2/22/34	83,009	83,633
	Cardinal Health Inc.	5.450%	2/15/34	16,684	16,851
	Cardinal Health Inc.	5.350%	11/15/34	22,011	21,948
[2]	Cedars-Sinai Health System	2.288%	8/15/31	6,155	5,293
	Cencora Inc.	2.700%	3/15/31	36,344	32,446
	Cencora Inc.	5.125%	2/15/34	5,488	5,464
	Cencora Inc.	5.150%	2/15/35	29,700	29,458
	Centene Corp.	3.000%	10/15/30	69,790	61,397
	Centene Corp.	2.500%	3/1/31	61,336	52,093
	Centene Corp.	2.625%	8/1/31	21,228	17,980
	Cigna Group	2.375%	3/15/31	43,341	37,897
	Cigna Group	5.125%	5/15/31	25,227	25,647
	Cigna Group	5.400%	3/15/33	20,244	20,586
	Cigna Group	5.250%	2/15/34	28,356	28,315
	CommonSpirit Health	2.782%	10/1/30	1,250	1,128
	CommonSpirit Health	5.205%	12/1/31	25,945	26,177
	CommonSpirit Health	5.318%	12/1/34	24,615	24,194
	CVS Health Corp.	1.750%	8/21/30	39,267	33,392
	CVS Health Corp.	5.250%	1/30/31	45,684	46,068
	CVS Health Corp.	1.875%	2/28/31	50,704	42,606
	CVS Health Corp.	5.550%	6/1/31	12,048	12,308
	CVS Health Corp.	2.125%	9/15/31	21,088	17,661
	CVS Health Corp.	5.250%	2/21/33	54,392	53,594
	CVS Health Corp.	5.300%	6/1/33	35,622	35,142
	CVS Health Corp.	5.700%	6/1/34	42,109	42,371
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	20,829	18,795
	Elevance Health Inc.	4.101%	3/1/28	1	—
	Elevance Health Inc.	2.550%	3/15/31	34,390	30,390
	Elevance Health Inc.	4.950%	11/1/31	31,275	31,335
	Elevance Health Inc.	4.100%	5/15/32	12,571	11,848
	Elevance Health Inc.	5.500%	10/15/32	11,679	11,984
	Elevance Health Inc.	4.750%	2/15/33	31,854	30,996
	Elevance Health Inc.	5.375%	6/15/34	46,520	46,607
	Elevance Health Inc.	5.950%	12/15/34	6,919	7,211
	Elevance Health Inc.	5.200%	2/15/35	28,642	28,476
	Eli Lilly & Co.	4.900%	2/12/32	26,835	27,244
	Eli Lilly & Co.	4.700%	2/27/33	17,405	17,322
	Eli Lilly & Co.	4.700%	2/9/34	50,588	49,774
	Eli Lilly & Co.	4.600%	8/14/34	38,787	37,848
	Eli Lilly & Co.	5.100%	2/12/35	40,727	41,013
	GE HealthCare Technologies Inc.	5.905%	11/22/32	47,325	49,731
	Gilead Sciences Inc.	1.650%	10/1/30	39,173	33,831
	Gilead Sciences Inc.	5.250%	10/15/33	16,832	17,112
	Gilead Sciences Inc.	5.100%	6/15/35	4,600	4,575
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	1	1
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	15,258	15,648
	GlaxoSmithKline Capital Inc.	4.875%	4/15/35	21,433	21,024
	HCA Inc.	3.500%	9/1/30	74,829	69,743
	HCA Inc.	5.450%	4/1/31	70,019	71,264
	HCA Inc.	2.375%	7/15/31	24,219	20,717
	HCA Inc.	5.500%	3/1/32	22,424	22,693

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	3.625%	3/15/32	59,402	53,905
	HCA Inc.	5.500%	6/1/33	22,007	22,209
	HCA Inc.	5.600%	4/1/34	37,110	37,287
	HCA Inc.	5.450%	9/15/34	50,642	50,210
	HCA Inc.	5.750%	3/1/35	55,241	55,718
	Humana Inc.	5.375%	4/15/31	57,420	57,787
	Humana Inc.	2.150%	2/3/32	35,722	29,232
	Humana Inc.	5.875%	3/1/33	26,328	26,732
	Humana Inc.	5.950%	3/15/34	34,368	34,887
	Humana Inc.	5.550%	5/1/35	9,775	9,598
	Icon Investments Six DAC	6.000%	5/8/34	11,871	11,879
	Illumina Inc.	2.550%	3/23/31	15,430	13,291
	Johnson & Johnson	1.300%	9/1/30	64,914	55,880
	Johnson & Johnson	4.900%	6/1/31	39,913	40,943
	Johnson & Johnson	4.850%	3/1/32	44,935	45,682
	Johnson & Johnson	4.375%	12/5/33	20,704	20,438
	Johnson & Johnson	5.000%	3/1/35	56,188	56,695
	Laboratory Corp. of America Holdings	2.700%	6/1/31	18,980	16,860
	Laboratory Corp. of America Holdings	4.550%	4/1/32	18,526	18,108
	Laboratory Corp. of America Holdings	4.800%	10/1/34	25,993	24,945
	McKesson Corp.	4.950%	5/30/32	18,500	18,554
	McKesson Corp.	5.100%	7/15/33	17,407	17,619
	McKesson Corp.	5.250%	5/30/35	20,375	20,434
	Medtronic Global Holdings SCA	4.500%	3/30/33	34,449	33,612
	Medtronic Inc.	4.375%	3/15/35	51,880	49,360
	Merck & Co. Inc.	1.450%	6/24/30	34,716	29,977
	Merck & Co. Inc.	2.150%	12/10/31	63,390	54,709
	Merck & Co. Inc.	4.500%	5/17/33	42,408	41,687
	Novartis Capital Corp.	2.200%	8/14/30	48,521	43,695
	Novartis Capital Corp.	4.000%	9/18/31	11,098	10,799
	Novartis Capital Corp.	4.200%	9/18/34	32,660	30,907
[2]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	730	586
	OhioHealth Corp.	2.297%	11/15/31	5,220	4,543
	Orlando Health Obligated Group	5.475%	10/1/35	8,650	8,766
	Pfizer Inc.	2.625%	4/1/30	13,421	12,364
	Pfizer Inc.	1.700%	5/28/30	26,337	23,084
	Pfizer Inc.	1.750%	8/18/31	26,475	22,610
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	147,302	144,868
[2]	Piedmont Healthcare Inc.	2.044%	1/1/32	4,513	3,713
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	14,095	14,112
	Quest Diagnostics Inc.	2.950%	6/30/30	26,810	24,718
	Quest Diagnostics Inc.	2.800%	6/30/31	19,908	17,821
	Quest Diagnostics Inc.	6.400%	11/30/33	27,703	29,891
	Quest Diagnostics Inc.	5.000%	12/15/34	15,959	15,665
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	26,157	22,395
	Revvity Inc.	2.550%	3/15/31	10,805	9,351
	Revvity Inc.	2.250%	9/15/31	15,522	13,048
	Royalty Pharma plc	2.200%	9/2/30	26,019	22,665
	Royalty Pharma plc	2.150%	9/2/31	20,099	16,983
	Smith & Nephew plc	2.032%	10/14/30	4,064	3,525
	Smith & Nephew plc	5.400%	3/20/34	20,787	20,694
	Solventum Corp.	5.450%	3/13/31	22,230	22,762
	Solventum Corp.	5.600%	3/23/34	47,506	47,905
[2]	Stanford Health Care	3.310%	8/15/30	8,315	7,842
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	16,615	14,724
	Stryker Corp.	1.950%	6/15/30	30,317	26,716
	Stryker Corp.	4.625%	9/11/34	6,912	6,692
	Stryker Corp.	5.200%	2/10/35	35,520	35,557
[2]	Sutter Health	2.294%	8/15/30	14,837	13,190
	Sutter Health	5.164%	8/15/33	11,905	11,926
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	29,190	29,188
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	19,638	20,066
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	35,652	30,663
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	16,176	16,306
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	29,940	30,170
	Thermo Fisher Scientific Inc.	5.200%	1/31/34	8,062	8,154
	UnitedHealth Group Inc.	4.900%	4/15/31	48,876	48,936
	UnitedHealth Group Inc.	2.300%	5/15/31	42,389	36,773
	UnitedHealth Group Inc.	4.950%	1/15/32	52,083	51,785
	UnitedHealth Group Inc.	4.200%	5/15/32	40,305	38,306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	5.350%	2/15/33	40,516	40,860
	UnitedHealth Group Inc.	4.500%	4/15/33	39,444	37,620
	UnitedHealth Group Inc.	5.000%	4/15/34	49,659	48,562
	UnitedHealth Group Inc.	5.150%	7/15/34	49,890	49,257
	Universal Health Services Inc.	2.650%	10/15/30	14,475	12,706
	Universal Health Services Inc.	2.650%	1/15/32	13,761	11,443
	Universal Health Services Inc.	5.050%	10/15/34	16,540	15,533
	UPMC	5.035%	5/15/33	15,330	15,086
	Viatris Inc.	2.700%	6/22/30	22,760	19,895
	Wyeth LLC	6.500%	2/1/34	10,395	11,403
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	28,876	25,194
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	28,105	27,739
	Zimmer Biomet Holdings Inc.	5.500%	2/19/35	7,410	7,474
	Zoetis Inc.	5.600%	11/16/32	28,803	30,026
					4,906,927
Industrials (5.9%)
	3M Co.	5.150%	3/15/35	13,384	13,239
	Acuity Brands Lighting Inc.	2.150%	12/15/30	15,559	13,468
	AGCO Corp.	5.800%	3/21/34	19,511	19,572
	Allegion US Holding Co. Inc.	5.411%	7/1/32	16,532	16,774
	Allegion US Holding Co. Inc.	5.600%	5/29/34	11,805	11,906
[2]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	18,974	16,475
[2]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	20,424	18,705
	Amphenol Corp.	5.250%	4/5/34	24,995	25,318
	Amphenol Corp.	5.000%	1/15/35	23,475	23,280
	Boeing Co.	3.625%	2/1/31	58,675	54,700
	Boeing Co.	6.388%	5/1/31	22,120	23,597
	Boeing Co.	3.600%	5/1/34	21,179	18,309
	Boeing Co.	6.528%	5/1/34	75,485	80,621
	Boeing Co.	3.250%	2/1/35	26,160	21,525
	Canadian National Railway Co.	3.850%	8/5/32	22,331	20,864
	Canadian National Railway Co.	5.850%	11/1/33	7,907	8,313
	Canadian National Railway Co.	6.250%	8/1/34	4,980	5,377
	Canadian Pacific Railway Co.	7.125%	10/15/31	16,327	18,184
	Canadian Pacific Railway Co.	2.450%	12/2/31	36,122	31,280
	Canadian Pacific Railway Co.	5.200%	3/30/35	21,505	21,429
	Carrier Global Corp.	2.700%	2/15/31	29,056	26,112
	Carrier Global Corp.	5.900%	3/15/34	31,664	33,251
	Caterpillar Inc.	1.900%	3/12/31	4,361	3,800
	Caterpillar Inc.	5.200%	5/15/35	39,950	40,105
	CSX Corp.	4.100%	11/15/32	43,899	41,809
	CSX Corp.	5.200%	11/15/33	10,891	11,047
	Cummins Inc.	1.500%	9/1/30	19,935	17,178
	Cummins Inc.	4.700%	2/15/31	28,750	28,654
	Cummins Inc.	5.150%	2/20/34	13,896	13,992
	Cummins Inc.	5.300%	5/9/35	29,750	29,708
[3]	Daimler Truck Finance North America LLC	5.375%	1/13/32	2,000	2,003
	Deere & Co.	7.125%	3/3/31	740	838
	Deere & Co.	5.450%	1/16/35	41,391	42,422
	Eaton Corp.	4.000%	11/2/32	18,188	17,278
	Eaton Corp.	4.150%	3/15/33	33,337	31,908
	Embraer Netherlands Finance BV	5.980%	2/11/35	17,920	18,136
	Emerson Electric Co.	1.950%	10/15/30	19,047	16,775
	Emerson Electric Co.	2.200%	12/21/31	29,803	25,894
	Emerson Electric Co.	5.000%	3/15/35	7,268	7,301
[2]	Federal Express Corp. Pass-Through Trusts Series 2020-1	1.875%	2/20/34	1,321	1,125
[3]	FedEx Corp.	4.250%	5/15/30	20,755	20,157
[3]	FedEx Corp.	2.400%	5/15/31	28,565	24,592
[3]	FedEx Corp.	4.900%	1/15/34	14,717	13,942
	Flowserve Corp.	3.500%	10/1/30	15,753	14,551
	GE Capital Funding LLC	4.550%	5/15/32	15,234	14,984
	General Dynamics Corp.	2.250%	6/1/31	4,758	4,190
[2]	General Electric Co.	6.750%	3/15/32	13,158	14,687
	HEICO Corp.	5.350%	8/1/33	15,590	15,747
	Hexcel Corp.	5.875%	2/26/35	7,862	7,829
	Honeywell International Inc.	1.950%	6/1/30	26,303	23,270
	Honeywell International Inc.	1.750%	9/1/31	38,028	31,973
	Honeywell International Inc.	4.950%	9/1/31	14,606	14,825
	Honeywell International Inc.	4.750%	2/1/32	23,082	22,986

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honeywell International Inc.	5.000%	2/15/33	35,491	35,564
	Honeywell International Inc.	4.500%	1/15/34	29,713	28,585
	Honeywell International Inc.	5.000%	3/1/35	33,265	33,001
	Howmet Aerospace Inc.	4.850%	10/15/31	10,304	10,330
	Huntington Ingalls Industries Inc.	5.749%	1/15/35	31,246	31,609
	IDEX Corp.	2.625%	6/15/31	13,727	12,050
	Ingersoll Rand Inc.	5.314%	6/15/31	6,960	7,117
	Ingersoll Rand Inc.	5.700%	8/14/33	30,336	31,206
	Ingersoll Rand Inc.	5.450%	6/15/34	16,380	16,533
	Jacobs Engineering Group Inc.	5.900%	3/1/33	12,139	12,455
[2]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	2,883	2,650
[2]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	11,235	9,767
[2]	John Deere Capital Corp.	4.700%	6/10/30	42,957	43,364
	John Deere Capital Corp.	1.450%	1/15/31	18,035	15,363
[2]	John Deere Capital Corp.	4.900%	3/7/31	48,321	49,025
[2]	John Deere Capital Corp.	3.900%	6/7/32	14,199	13,487
[2]	John Deere Capital Corp.	4.350%	9/15/32	29,784	29,074
[2]	John Deere Capital Corp.	5.150%	9/8/33	27,657	28,161
[2]	John Deere Capital Corp.	5.100%	4/11/34	31,578	31,746
[2]	John Deere Capital Corp.	5.050%	6/12/34	27,931	27,936
	Johnson Controls International plc	1.750%	9/15/30	16,844	14,599
	Johnson Controls International plc	2.000%	9/16/31	21,257	18,000
	Johnson Controls International plc	4.900%	12/1/32	20,572	20,338
	Kennametal Inc.	2.800%	3/1/31	9,361	8,245
	Keysight Technologies Inc.	4.950%	10/15/34	14,547	14,145
	L3Harris Technologies Inc.	1.800%	1/15/31	18,185	15,476
	L3Harris Technologies Inc.	5.250%	6/1/31	24,617	25,114
	L3Harris Technologies Inc.	5.400%	7/31/33	46,424	47,028
	L3Harris Technologies Inc.	5.350%	6/1/34	23,910	24,069
	LKQ Corp.	6.250%	6/15/33	14,524	15,130
	Lockheed Martin Corp.	1.850%	6/15/30	14,472	12,795
	Lockheed Martin Corp.	4.700%	12/15/31	21,180	21,266
	Lockheed Martin Corp.	3.900%	6/15/32	32,175	30,565
	Lockheed Martin Corp.	5.250%	1/15/33	39,862	40,981
	Lockheed Martin Corp.	4.750%	2/15/34	21,237	20,849
	Lockheed Martin Corp.	4.800%	8/15/34	15,066	14,817
	Nordson Corp.	5.800%	9/15/33	15,501	16,124
	Norfolk Southern Corp.	5.050%	8/1/30	18,898	19,323
	Norfolk Southern Corp.	2.300%	5/15/31	30,956	27,105
	Norfolk Southern Corp.	3.000%	3/15/32	25,575	22,856
	Norfolk Southern Corp.	4.450%	3/1/33	21,728	20,903
	Norfolk Southern Corp.	5.550%	3/15/34	28,833	29,684
	Norfolk Southern Corp.	5.100%	5/1/35	16,100	15,925
	Northrop Grumman Corp.	4.650%	7/15/30	8,050	8,075
	Northrop Grumman Corp.	4.700%	3/15/33	33,554	32,995
	Northrop Grumman Corp.	4.900%	6/1/34	20,138	19,808
	nVent Finance Sarl	2.750%	11/15/31	7,796	6,654
	nVent Finance Sarl	5.650%	5/15/33	16,260	16,229
	Otis Worldwide Corp.	5.125%	11/19/31	21,456	21,740
[2]	PACCAR Financial Corp.	5.000%	3/22/34	12,177	12,161
[2]	Parker-Hannifin Corp.	4.200%	11/21/34	13,690	12,823
	Pentair Finance Sarl	5.900%	7/15/32	11,311	11,663
	Regal Rexnord Corp.	6.400%	4/15/33	33,976	35,209
	Republic Services Inc.	4.750%	7/15/30	2,975	3,003
	Republic Services Inc.	1.450%	2/15/31	20,874	17,568
	Republic Services Inc.	1.750%	2/15/32	18,244	15,150
	Republic Services Inc.	2.375%	3/15/33	5,097	4,280
	Republic Services Inc.	5.000%	12/15/33	9,811	9,848
	Republic Services Inc.	5.000%	4/1/34	21,921	21,914
	Republic Services Inc.	5.200%	11/15/34	21,816	21,996
	Republic Services Inc.	5.150%	3/15/35	34,559	34,691
	Rockwell Automation Inc.	1.750%	8/15/31	15,241	12,929
	RTX Corp.	2.250%	7/1/30	40,710	36,379
	RTX Corp.	6.000%	3/15/31	12,772	13,556
	RTX Corp.	1.900%	9/1/31	15,102	12,727
	RTX Corp.	2.375%	3/15/32	31,149	26,593
	RTX Corp.	5.150%	2/27/33	36,850	37,099
	RTX Corp.	6.100%	3/15/34	43,778	46,589
	RTX Corp.	5.400%	5/1/35	14,537	14,698
[2]	Ryder System Inc.	4.850%	6/15/30	7,700	7,652

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ryder System Inc.	6.600%	12/1/33	27,091	29,275
	Teledyne Technologies Inc.	2.750%	4/1/31	25,452	22,652
	Textron Inc.	3.000%	6/1/30	16,594	15,178
	Textron Inc.	2.450%	3/15/31	2,268	1,979
	Textron Inc.	6.100%	11/15/33	17,659	18,475
	Textron Inc.	5.500%	5/15/35	15,000	14,929
	Timken Co.	4.125%	4/1/32	10,820	9,956
	Trane Technologies Financing Ltd.	5.250%	3/3/33	17,330	17,677
	Trane Technologies Financing Ltd.	5.100%	6/13/34	14,313	14,290
	Trimble Inc.	6.100%	3/15/33	21,119	22,054
	Triton Container International Ltd.	3.250%	3/15/32	15,358	13,011
	Tyco Electronics Group SA	2.500%	2/4/32	21,564	18,581
	Union Pacific Corp.	2.375%	5/20/31	31,233	27,713
	Union Pacific Corp.	2.800%	2/14/32	11,493	10,226
	Union Pacific Corp.	4.500%	1/20/33	22,733	22,251
	Union Pacific Corp.	5.100%	2/20/35	27,404	27,477
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	7,174	7,181
[2]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	2,133	2,013
[2]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	11,971	10,572
	United Parcel Service Inc.	4.650%	10/15/30	7,735	7,768
	United Parcel Service Inc.	4.875%	3/3/33	21,214	21,214
	United Parcel Service Inc.	5.150%	5/22/34	10,912	11,007
	United Parcel Service Inc.	5.250%	5/14/35	28,825	28,843
	Veralto Corp.	5.450%	9/18/33	16,426	16,670
	Vontier Corp.	2.950%	4/1/31	16,397	14,463
	Waste Connections Inc.	2.200%	1/15/32	17,352	14,787
	Waste Connections Inc.	3.200%	6/1/32	11,657	10,486
	Waste Connections Inc.	4.200%	1/15/33	20,800	19,844
	Waste Connections Inc.	5.000%	3/1/34	23,130	23,067
	Waste Management Inc.	1.500%	3/15/31	15,310	12,933
	Waste Management Inc.	4.950%	7/3/31	33,695	34,215
	Waste Management Inc.	4.800%	3/15/32	20,656	20,687
	Waste Management Inc.	4.150%	4/15/32	30,890	29,787
	Waste Management Inc.	4.625%	2/15/33	6,897	6,824
	Waste Management Inc.	4.875%	2/15/34	20,125	20,062
	Waste Management Inc.	4.950%	3/15/35	34,190	33,763
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	14,849	15,148
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/35	20,500	20,547
	WW Grainger Inc.	4.450%	9/15/34	13,440	12,955
	Xylem Inc.	2.250%	1/30/31	14,245	12,471
					3,267,425
Materials (3.1%)
	Air Products and Chemicals Inc.	4.750%	2/8/31	23,580	23,772
	Air Products and Chemicals Inc.	4.800%	3/3/33	17,797	17,753
	Air Products and Chemicals Inc.	4.850%	2/8/34	32,341	32,009
	Albemarle Corp.	5.050%	6/1/32	21,599	20,043
	Amcor Finance USA Inc.	5.625%	5/26/33	11,935	12,161
	Amcor Flexibles North America Inc.	2.630%	6/19/30	802	719
	Amcor Flexibles North America Inc.	2.690%	5/25/31	22,930	20,248
[3]	Amcor Flexibles North America Inc.	5.500%	3/17/35	32,289	31,956
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	12,188	11,259
	AptarGroup Inc.	3.600%	3/15/32	8,915	8,146
	ArcelorMittal SA	6.800%	11/29/32	27,268	29,501
	ArcelorMittal SA	6.000%	6/17/34	17,158	17,689
	Berry Global Inc.	5.800%	6/15/31	23,563	24,474
	Berry Global Inc.	5.650%	1/15/34	30,240	30,451
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	14,985	15,397
	BHP Billiton Finance USA Ltd.	5.125%	2/21/32	14,983	15,149
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	8,003	7,928
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	38,182	38,476
	BHP Billiton Finance USA Ltd.	5.300%	2/21/35	40,767	40,811
	Cabot Corp.	5.000%	6/30/32	10,513	10,298
	Carlisle Cos. Inc.	2.200%	3/1/32	15,658	13,078
	CF Industries Inc.	5.150%	3/15/34	20,714	20,101
	CRH America Finance Inc.	5.400%	5/21/34	20,597	20,792
	CRH America Finance Inc.	5.500%	1/9/35	29,619	29,853
	Dow Chemical Co.	2.100%	11/15/30	32,225	27,905
	Dow Chemical Co.	6.300%	3/15/33	15,465	16,375
	Dow Chemical Co.	4.250%	10/1/34	9,104	8,164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dow Chemical Co.	5.350%	3/15/35	14,013	13,584
	Eagle Materials Inc.	2.500%	7/1/31	20,575	17,893
	Eastman Chemical Co.	5.750%	3/8/33	14,555	14,908
	Eastman Chemical Co.	5.625%	2/20/34	32,383	32,361
	Ecolab Inc.	1.300%	1/30/31	11,413	9,588
	Ecolab Inc.	2.125%	2/1/32	18,370	15,647
	EIDP Inc.	5.125%	5/15/32	20,050	20,249
	EIDP Inc.	4.800%	5/15/33	15,641	15,338
	FMC Corp.	5.650%	5/18/33	5,411	5,214
	Freeport-McMoRan Inc.	4.625%	8/1/30	9,853	9,694
	Freeport-McMoRan Inc.	5.400%	11/14/34	24,324	24,270
	Georgia-Pacific LLC	8.875%	5/15/31	17,061	20,618
[3]	Holcim Finance US LLC	5.400%	4/7/35	27,544	27,395
	Huntsman International LLC	2.950%	6/15/31	10,350	8,536
	Huntsman International LLC	5.700%	10/15/34	9,861	8,979
	Kinross Gold Corp.	6.250%	7/15/33	11,338	11,956
	Linde Inc.	1.100%	8/10/30	23,458	19,952
	Lubrizol Corp.	6.500%	10/1/34	9,623	10,706
	LYB International Finance III LLC	2.250%	10/1/30	14,383	12,576
	LYB International Finance III LLC	5.625%	5/15/33	15,105	15,167
	LYB International Finance III LLC	5.500%	3/1/34	23,236	22,672
	LYB International Finance III LLC	6.150%	5/15/35	4,300	4,365
	Martin Marietta Materials Inc.	2.400%	7/15/31	40,686	35,392
	Martin Marietta Materials Inc.	5.150%	12/1/34	16,573	16,453
	Mosaic Co.	5.450%	11/15/33	12,799	12,822
	NewMarket Corp.	2.700%	3/18/31	9,316	8,190
	Newmont Corp.	2.250%	10/1/30	45,236	40,397
	Newmont Corp.	2.600%	7/15/32	28,032	24,473
	Newmont Corp.	5.350%	3/15/34	49,710	50,203
[2]	Newmont Corp.	5.875%	4/1/35	10,140	10,630
	Nucor Corp.	2.700%	6/1/30	20,146	18,361
	Nucor Corp.	4.650%	6/1/30	14,423	14,390
	Nucor Corp.	3.125%	4/1/32	8,524	7,638
	Nutrien Ltd.	5.250%	3/12/32	17,093	17,170
	Nutrien Ltd.	5.400%	6/21/34	41,428	41,262
	Nutrien Ltd.	4.125%	3/15/35	3,221	2,868
	Packaging Corp. of America	5.700%	12/1/33	2,657	2,721
	PPG Industries Inc.	2.550%	6/15/30	9,543	8,610
	Reliance Inc.	2.150%	8/15/30	13,481	11,803
	Rio Tinto Alcan Inc.	7.250%	3/15/31	1,468	1,653
	Rio Tinto Alcan Inc.	6.125%	12/15/33	23,061	24,667
	Rio Tinto Finance USA plc	5.000%	3/14/32	17,438	17,521
	Rio Tinto Finance USA plc	5.000%	3/9/33	10,695	10,684
	Rio Tinto Finance USA plc	5.250%	3/14/35	49,318	49,192
	RPM International Inc.	2.950%	1/15/32	6,722	5,852
	Sherwin-Williams Co.	4.800%	9/1/31	4,680	4,676
	Sherwin-Williams Co.	2.200%	3/15/32	10,657	9,008
	Smurfit Kappa Treasury ULC	5.438%	4/3/34	42,448	42,592
	Smurfit Westrock Financing DAC	5.418%	1/15/35	20,013	19,898
	Sonoco Products Co.	2.850%	2/1/32	4,687	4,068
	Sonoco Products Co.	5.000%	9/1/34	22,275	21,183
	Steel Dynamics Inc.	3.250%	1/15/31	20,624	18,931
	Steel Dynamics Inc.	5.375%	8/15/34	14,707	14,680
	Steel Dynamics Inc.	5.250%	5/15/35	16,000	15,732
	Suzano Austria GmbH	3.750%	1/15/31	34,964	31,668
[2]	Suzano Austria GmbH	3.125%	1/15/32	24,919	21,345
	Vale Overseas Ltd.	3.750%	7/8/30	36,459	34,076
	Vale Overseas Ltd.	6.125%	6/12/33	39,699	40,777
	Vale Overseas Ltd.	8.250%	1/17/34	13,028	15,377
	Vulcan Materials Co.	3.500%	6/1/30	20,122	19,083
	Vulcan Materials Co.	5.350%	12/1/34	18,842	18,970
	Westlake Corp.	3.375%	6/15/30	11,388	10,613
	WestRock MWV LLC	7.950%	2/15/31	2,177	2,479
	WRKCo Inc.	4.200%	6/1/32	12,765	12,045
	WRKCo Inc.	3.000%	6/15/33	17,321	14,878
	Yamana Gold Inc.	2.630%	8/15/31	15,243	13,278
					1,704,485
Real Estate (5.6%)
	Agree LP	4.800%	10/1/32	10,623	10,309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Agree LP	5.625%	6/15/34	3,636	3,672
	Agree LP	5.600%	6/15/35	12,845	12,888
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1	1
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1	1
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	9,747	9,564
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	31,001	30,734
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	26,157	23,663
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	22,580	18,236
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	28,126	21,902
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	29,394	24,130
	Alexandria Real Estate Equities Inc.	5.500%	10/1/35	9,278	9,114
	American Assets Trust LP	3.375%	2/1/31	16,356	14,320
	American Assets Trust LP	6.150%	10/1/34	12,759	12,487
	American Homes 4 Rent LP	2.375%	7/15/31	13,133	11,266
	American Homes 4 Rent LP	3.625%	4/15/32	16,522	15,004
	American Homes 4 Rent LP	5.500%	2/1/34	17,636	17,604
	American Homes 4 Rent LP	5.500%	7/15/34	18,319	18,244
	American Homes 4 Rent LP	5.250%	3/15/35	12,380	12,087
	American Tower Corp.	2.100%	6/15/30	1,036	910
	American Tower Corp.	1.875%	10/15/30	26,595	22,832
	American Tower Corp.	2.700%	4/15/31	33,855	29,966
	American Tower Corp.	2.300%	9/15/31	17,437	14,939
	American Tower Corp.	4.050%	3/15/32	30,043	28,364
	American Tower Corp.	5.650%	3/15/33	34,416	35,360
	American Tower Corp.	5.550%	7/15/33	33,588	34,151
	American Tower Corp.	5.900%	11/15/33	3,343	3,484
	American Tower Corp.	5.450%	2/15/34	11,992	12,118
	American Tower Corp.	5.400%	1/31/35	29,886	30,087
	American Tower Corp.	5.350%	3/15/35	9,685	9,729
	Americold Realty Operating Partnership LP	5.600%	5/15/32	10,800	10,721
	Americold Realty Operating Partnership LP	5.409%	9/12/34	14,005	13,450
[2]	AvalonBay Communities Inc.	2.450%	1/15/31	6,067	5,387
	AvalonBay Communities Inc.	2.050%	1/15/32	20,631	17,496
	AvalonBay Communities Inc.	5.000%	2/15/33	11,489	11,437
	AvalonBay Communities Inc.	5.300%	12/7/33	12,018	12,184
	AvalonBay Communities Inc.	5.350%	6/1/34	11,000	11,158
	Boston Properties LP	3.250%	1/30/31	37,012	33,362
	Boston Properties LP	2.550%	4/1/32	24,674	20,399
	Boston Properties LP	2.450%	10/1/33	19,543	15,328
	Boston Properties LP	6.500%	1/15/34	17,645	18,540
	Boston Properties LP	5.750%	1/15/35	22,595	22,352
	Brixmor Operating Partnership LP	4.050%	7/1/30	19,185	18,386
	Brixmor Operating Partnership LP	2.500%	8/16/31	11,487	9,881
	Brixmor Operating Partnership LP	5.200%	4/1/32	3,530	3,511
	Brixmor Operating Partnership LP	5.500%	2/15/34	12,060	12,008
	Brixmor Operating Partnership LP	5.750%	2/15/35	10,731	10,846
	Broadstone Net Lease LLC	2.600%	9/15/31	10,436	8,754
	Camden Property Trust	4.900%	1/15/34	11,712	11,495
	CBRE Services Inc.	4.800%	6/15/30	8,550	8,500
	CBRE Services Inc.	2.500%	4/1/31	1,605	1,400
	CBRE Services Inc.	5.950%	8/15/34	21,057	21,743
	CBRE Services Inc.	5.500%	6/15/35	9,350	9,213
	COPT Defense Properties LP	2.750%	4/15/31	28,791	24,992
	COPT Defense Properties LP	2.900%	12/1/33	10,964	8,849
	Cousins Properties LP	5.375%	2/15/32	11,200	11,129
	Cousins Properties LP	5.875%	10/1/34	8,601	8,678
	Crown Castle Inc.	3.300%	7/1/30	24,174	22,340
	Crown Castle Inc.	2.250%	1/15/31	35,863	30,865
	Crown Castle Inc.	2.100%	4/1/31	41,456	35,031
	Crown Castle Inc.	2.500%	7/15/31	31,246	26,819
	Crown Castle Inc.	5.100%	5/1/33	6,817	6,675
	Crown Castle Inc.	5.800%	3/1/34	30,118	30,728
	Crown Castle Inc.	5.200%	9/1/34	9,652	9,411
	CubeSmart LP	2.000%	2/15/31	18,707	15,936
	CubeSmart LP	2.500%	2/15/32	15,501	13,133
	DOC DR LLC	2.625%	11/1/31	12,692	10,969
	EPR Properties	3.600%	11/15/31	12,106	10,802
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	17,583	17,828
	Equinix Inc.	3.200%	11/18/29	3	3
	Equinix Inc.	2.150%	7/15/30	12,228	10,794

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinix Inc.	2.500%	5/15/31	30,233	26,552
	Equinix Inc.	3.900%	4/15/32	44,984	42,247
	ERP Operating LP	1.850%	8/1/31	17,181	14,587
	ERP Operating LP	4.950%	6/15/32	21,440	21,364
	ERP Operating LP	4.650%	9/15/34	19,283	18,373
	Essential Properties LP	2.950%	7/15/31	12,041	10,528
	Essex Portfolio LP	1.650%	1/15/31	6,440	5,395
	Essex Portfolio LP	2.550%	6/15/31	7,361	6,457
	Essex Portfolio LP	2.650%	3/15/32	19,889	17,034
	Essex Portfolio LP	5.500%	4/1/34	23,618	23,726
	Essex Portfolio LP	5.375%	4/1/35	2,230	2,221
	Extra Space Storage LP	5.500%	7/1/30	16,776	17,190
	Extra Space Storage LP	2.200%	10/15/30	13,577	11,800
	Extra Space Storage LP	5.900%	1/15/31	24,895	25,938
	Extra Space Storage LP	2.550%	6/1/31	18,174	15,741
	Extra Space Storage LP	2.400%	10/15/31	24,053	20,469
	Extra Space Storage LP	2.350%	3/15/32	22,271	18,550
	Extra Space Storage LP	5.400%	2/1/34	18,699	18,577
	Extra Space Storage LP	5.350%	1/15/35	12,609	12,424
	Extra Space Storage LP	5.400%	6/15/35	6,450	6,330
	Federal Realty OP LP	3.500%	6/1/30	14,373	13,569
	GLP Capital LP	4.000%	1/15/31	12,587	11,700
	GLP Capital LP	3.250%	1/15/32	19,008	16,456
	GLP Capital LP	6.750%	12/1/33	11,807	12,398
	GLP Capital LP	5.625%	9/15/34	23,308	22,751
	Healthcare Realty Holdings LP	2.000%	3/15/31	27,531	23,144
	Healthpeak OP LLC	2.875%	1/15/31	24,569	22,073
	Healthpeak OP LLC	5.250%	12/15/32	24,487	24,450
	Healthpeak OP LLC	5.375%	2/15/35	14,390	14,228
	Highwoods Realty LP	3.050%	2/15/30	12,140	10,939
	Highwoods Realty LP	7.650%	2/1/34	12,546	13,825
[2]	Host Hotels & Resorts LP	3.500%	9/15/30	24,922	22,720
[2]	Host Hotels & Resorts LP	2.900%	12/15/31	14,612	12,528
	Host Hotels & Resorts LP	5.700%	7/1/34	22,759	22,410
	Host Hotels & Resorts LP	5.500%	4/15/35	18,183	17,499
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	10,091	10,350
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	16,316	13,645
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	16,277	15,169
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	9,841	9,813
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	10,414	8,442
	Invitation Homes Operating Partnership LP	4.875%	2/1/35	6,000	5,706
	Kilroy Realty LP	2.500%	11/15/32	519	408
	Kilroy Realty LP	2.650%	11/15/33	8,044	6,177
	Kimco Realty OP LLC	2.700%	10/1/30	9,661	8,753
	Kimco Realty OP LLC	2.250%	12/1/31	11,998	10,206
	Kimco Realty OP LLC	3.200%	4/1/32	17,537	15,623
	Kimco Realty OP LLC	4.600%	2/1/33	20,834	20,112
	Kimco Realty OP LLC	6.400%	3/1/34	18,931	20,218
	Kimco Realty OP LLC	4.850%	3/1/35	14,035	13,463
	Kite Realty Group LP	4.950%	12/15/31	9,520	9,394
	Kite Realty Group LP	5.500%	3/1/34	11,679	11,611
	Kite Realty Group Trust	4.750%	9/15/30	11,383	11,223
	LXP Industrial Trust	2.700%	9/15/30	9,828	8,648
	LXP Industrial Trust	2.375%	10/1/31	5,176	4,313
	Mid-America Apartments LP	1.700%	2/15/31	22,875	19,395
	Mid-America Apartments LP	5.300%	2/15/32	13,808	14,105
	Mid-America Apartments LP	5.000%	3/15/34	3,408	3,386
	Mid-America Apartments LP	4.950%	3/1/35	8,800	8,591
	National Health Investors Inc.	3.000%	2/1/31	13,851	12,092
	NNN REIT Inc.	5.600%	10/15/33	24,914	25,250
	NNN REIT Inc.	5.500%	6/15/34	17,909	17,924
	Omega Healthcare Investors Inc.	3.375%	2/1/31	22,586	20,380
	Omega Healthcare Investors Inc.	3.250%	4/15/33	23,883	20,166
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	11,580	9,864
	Phillips Edison Grocery Center Operating Partnership I LP	4.950%	1/15/35	15,217	14,459
	Piedmont Operating Partnership LP	3.150%	8/15/30	8,351	7,348
	Piedmont Operating Partnership LP	2.750%	4/1/32	5,373	4,321
	Prologis LP	3.875%	9/15/28	1	—
	Prologis LP	1.750%	7/1/30	11,225	9,750
	Prologis LP	1.250%	10/15/30	1,872	1,581

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prologis LP	1.750%	2/1/31	26,289	22,515
	Prologis LP	2.250%	1/15/32	12,310	10,519
	Prologis LP	4.625%	1/15/33	19,264	18,848
	Prologis LP	4.750%	6/15/33	25,109	24,621
	Prologis LP	5.125%	1/15/34	25,177	25,184
	Prologis LP	5.000%	3/15/34	27,511	27,095
	Prologis LP	5.000%	1/31/35	14,432	14,157
	Prologis LP	5.250%	5/15/35	20,000	19,918
	Public Storage Operating Co.	2.300%	5/1/31	19,121	16,766
	Public Storage Operating Co.	2.250%	11/9/31	17,949	15,454
	Public Storage Operating Co.	5.100%	8/1/33	17,357	17,577
	Rayonier LP	2.750%	5/17/31	8,156	7,118
	Realty Income Corp.	3.250%	1/15/31	36,910	34,114
	Realty Income Corp.	3.200%	2/15/31	16,086	14,781
	Realty Income Corp.	5.625%	10/13/32	24,668	25,495
	Realty Income Corp.	2.850%	12/15/32	21,243	18,310
	Realty Income Corp.	4.900%	7/15/33	9,520	9,347
	Realty Income Corp.	5.125%	2/15/34	24,725	24,623
	Realty Income Corp.	5.125%	4/15/35	23,785	23,505
	Regency Centers LP	3.700%	6/15/30	14,079	13,480
	Regency Centers LP	5.000%	7/15/32	10,000	9,978
	Regency Centers LP	5.250%	1/15/34	13,684	13,678
	Regency Centers LP	5.100%	1/15/35	9,418	9,278
	Rexford Industrial Realty LP	2.125%	12/1/30	15,222	13,033
	Rexford Industrial Realty LP	2.150%	9/1/31	11,734	9,885
	Sabra Health Care LP	3.200%	12/1/31	38,828	33,807
	Safehold GL Holdings LLC	2.800%	6/15/31	9,305	8,181
	Safehold GL Holdings LLC	2.850%	1/15/32	5,108	4,349
	Safehold GL Holdings LLC	6.100%	4/1/34	900	917
	Safehold GL Holdings LLC	5.650%	1/15/35	17,315	16,914
	Simon Property Group LP	2.650%	7/15/30	26,725	24,277
	Simon Property Group LP	2.200%	2/1/31	14,770	12,926
	Simon Property Group LP	2.250%	1/15/32	9,876	8,404
	Simon Property Group LP	2.650%	2/1/32	15,891	13,785
	Simon Property Group LP	5.500%	3/8/33	10,076	10,339
	Simon Property Group LP	6.250%	1/15/34	4,508	4,808
	Simon Property Group LP	4.750%	9/26/34	46,625	44,563
	Store Capital LLC	2.750%	11/18/30	10,969	9,537
	Store Capital LLC	2.700%	12/1/31	11,424	9,549
	Sun Communities Operating LP	2.700%	7/15/31	22,869	19,905
	Sun Communities Operating LP	4.200%	4/15/32	12,758	11,930
	Tanger Properties LP	2.750%	9/1/31	10,922	9,433
[2]	UDR Inc.	4.400%	1/26/29	1	—
	UDR Inc.	3.000%	8/15/31	15,896	14,258
[2]	UDR Inc.	2.100%	8/1/32	6,455	5,233
[2]	UDR Inc.	1.900%	3/15/33	9,336	7,286
[2]	UDR Inc.	2.100%	6/15/33	8,024	6,314
	UDR Inc.	5.125%	9/1/34	5,730	5,581
	Ventas Realty LP	4.750%	11/15/30	18,167	18,077
	Ventas Realty LP	2.500%	9/1/31	476	414
[1]	Ventas Realty LP	5.100%	7/15/32	12,800	12,769
	Ventas Realty LP	5.625%	7/1/34	13,171	13,306
	Ventas Realty LP	5.000%	1/15/35	17,039	16,403
	VICI Properties LP	5.125%	11/15/31	23,233	22,951
	VICI Properties LP	5.125%	5/15/32	37,950	37,209
	VICI Properties LP	5.750%	4/1/34	15,908	15,972
	VICI Properties LP	5.625%	4/1/35	21,786	21,581
	Welltower OP LLC	4.125%	3/15/29	1	1
	Welltower OP LLC	2.800%	6/1/31	9,443	8,448
	Welltower OP LLC	2.750%	1/15/32	14,613	12,837
	Welltower OP LLC	3.850%	6/15/32	24,388	22,834
	Weyerhaeuser Co.	7.375%	3/15/32	19,411	21,704
	Weyerhaeuser Co.	3.375%	3/9/33	15,732	13,865
	WP Carey Inc.	2.400%	2/1/31	11,220	9,735
	WP Carey Inc.	2.450%	2/1/32	12,814	10,777
	WP Carey Inc.	2.250%	4/1/33	12,467	9,998
					3,068,234
Technology (8.1%)
	Accenture Capital Inc.	4.250%	10/4/31	20,212	19,847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Accenture Capital Inc.	4.500%	10/4/34	51,089	49,060
	Adobe Inc.	5.300%	1/17/35	22,440	23,117
	Advanced Micro Devices Inc.	3.924%	6/1/32	8,123	7,733
	Amdocs Ltd.	2.538%	6/15/30	1,711	1,527
	Analog Devices Inc.	2.100%	10/1/31	33,776	29,142
	Analog Devices Inc.	5.050%	4/1/34	5,996	6,038
	Apple Inc.	1.650%	5/11/30	47,418	41,910
	Apple Inc.	1.250%	8/20/30	33,418	28,748
	Apple Inc.	1.650%	2/8/31	89,397	77,338
	Apple Inc.	1.700%	8/5/31	18,113	15,557
	Apple Inc.	4.500%	5/12/32	15,550	15,468
	Apple Inc.	3.350%	8/8/32	32,171	30,018
	Apple Inc.	4.750%	5/12/35	37,700	37,385
	Applied Materials Inc.	1.750%	6/1/30	20,049	17,629
	Arrow Electronics Inc.	2.950%	2/15/32	14,048	12,010
	Arrow Electronics Inc.	5.875%	4/10/34	15,072	15,238
	Atlassian Corp.	5.500%	5/15/34	11,264	11,376
	Autodesk Inc.	2.400%	12/15/31	29,852	25,758
	Automatic Data Processing Inc.	1.250%	9/1/30	18,932	16,222
	Automatic Data Processing Inc.	4.750%	5/8/32	21,930	22,025
	Automatic Data Processing Inc.	4.450%	9/9/34	14,300	13,781
	Avnet Inc.	3.000%	5/15/31	7,662	6,770
	Avnet Inc.	5.500%	6/1/32	7,648	7,524
	Booz Allen Hamilton Inc.	5.950%	8/4/33	18,649	18,821
	Broadcom Inc.	4.150%	11/15/30	65,153	63,525
[3]	Broadcom Inc.	2.450%	2/15/31	112,176	99,177
	Broadcom Inc.	5.150%	11/15/31	11,251	11,453
[2]	Broadcom Inc.	4.550%	2/15/32	9,685	9,482
[3]	Broadcom Inc.	4.150%	4/15/32	44,084	41,976
	Broadcom Inc.	5.200%	4/15/32	44,593	45,292
	Broadcom Inc.	4.300%	11/15/32	77,096	73,762
[3]	Broadcom Inc.	2.600%	2/15/33	26,590	22,451
[3]	Broadcom Inc.	3.419%	4/15/33	68,126	60,751
[3]	Broadcom Inc.	3.469%	4/15/34	111,751	98,160
	Broadcom Inc.	4.800%	10/15/34	26,344	25,656
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	29,887	26,321
	Cadence Design Systems Inc.	4.700%	9/10/34	22,773	22,112
	CDW LLC	3.569%	12/1/31	44,839	40,689
	CDW LLC	5.550%	8/22/34	10,510	10,355
[3]	CGI Inc.	2.300%	9/14/31	1	—
	Cintas Corp. No. 2	4.000%	5/1/32	17,247	16,474
	Cisco Systems Inc.	4.950%	2/26/31	73,701	75,142
	Cisco Systems Inc.	4.950%	2/24/32	29,672	30,089
	Cisco Systems Inc.	5.050%	2/26/34	66,383	66,895
	Cisco Systems Inc.	5.100%	2/24/35	60,228	60,632
	Concentrix Corp.	6.850%	8/2/33	10,282	10,527
	Dell International LLC	4.350%	2/1/30	16,050	15,759
	Dell International LLC	6.200%	7/15/30	5,201	5,506
	Dell International LLC	5.300%	4/1/32	34,482	34,632
	Dell International LLC	5.750%	2/1/33	25,495	26,369
	Dell International LLC	5.400%	4/15/34	9,320	9,333
	Dell International LLC	4.850%	2/1/35	27,898	26,418
	Dell International LLC	5.500%	4/1/35	37,175	36,717
	Equifax Inc.	3.100%	5/15/30	5,219	4,818
	Equifax Inc.	2.350%	9/15/31	39,544	33,946
	Fidelity National Information Services Inc.	2.250%	3/1/31	30,856	26,687
	Fidelity National Information Services Inc.	5.100%	7/15/32	16,074	16,119
	Fiserv Inc.	2.650%	6/1/30	23,122	20,910
	Fiserv Inc.	5.350%	3/15/31	19,437	19,875
	Fiserv Inc.	5.600%	3/2/33	29,138	29,665
	Fiserv Inc.	5.625%	8/21/33	39,741	40,433
	Fiserv Inc.	5.450%	3/15/34	21,227	21,294
	Fiserv Inc.	5.150%	8/12/34	33,087	32,403
	Flex Ltd.	4.875%	5/12/30	16,178	16,056
	Flex Ltd.	5.250%	1/15/32	15,356	15,289
	Fortinet Inc.	2.200%	3/15/31	14,773	12,843
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	45,787	45,394
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	63,785	62,093
	HP Inc.	3.400%	6/17/30	13,621	12,594
	HP Inc.	2.650%	6/17/31	37,973	32,910

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HP Inc.	4.200%	4/15/32	18,815	17,579
	HP Inc.	6.100%	4/25/35	25,169	25,460
	Hubbell Inc.	2.300%	3/15/31	6,357	5,543
	IBM International Capital Pte. Ltd.	4.750%	2/5/31	17,755	17,800
	IBM International Capital Pte. Ltd.	4.900%	2/5/34	28,356	27,765
	Intel Corp.	5.125%	2/10/30	14,245	14,423
	Intel Corp.	5.000%	2/21/31	5,293	5,307
	Intel Corp.	2.000%	8/12/31	36,319	30,612
	Intel Corp.	4.150%	8/5/32	31,665	29,434
	Intel Corp.	4.000%	12/15/32	15,287	14,036
	Intel Corp.	5.200%	2/10/33	100,628	99,574
	International Business Machines Corp.	1.950%	5/15/30	19,020	16,778
	International Business Machines Corp.	2.720%	2/9/32	2,315	2,032
[2]	International Business Machines Corp.	5.000%	2/10/32	31,681	31,912
	International Business Machines Corp.	4.400%	7/27/32	21,786	21,112
	International Business Machines Corp.	5.875%	11/29/32	15,910	16,908
	International Business Machines Corp.	4.750%	2/6/33	20,910	20,667
[2]	International Business Machines Corp.	5.200%	2/10/35	15,535	15,468
	Intuit Inc.	1.650%	7/15/30	9,083	7,931
	Intuit Inc.	5.200%	9/15/33	30,269	30,960
	Jabil Inc.	3.000%	1/15/31	19,256	17,270
	Juniper Networks Inc.	2.000%	12/10/30	18,768	16,053
	KLA Corp.	4.650%	7/15/32	27,389	27,201
	KLA Corp.	4.700%	2/1/34	13,526	13,250
	Kyndryl Holdings Inc.	3.150%	10/15/31	19,380	17,188
	Kyndryl Holdings Inc.	6.350%	2/20/34	20,715	21,730
	Lam Research Corp.	1.900%	6/15/30	22,474	19,818
	Leidos Inc.	4.375%	5/15/30	5,120	4,989
	Leidos Inc.	2.300%	2/15/31	53,546	46,252
	Leidos Inc.	5.400%	3/15/32	9,339	9,406
	Leidos Inc.	5.750%	3/15/33	24,232	24,883
	Leidos Inc.	5.500%	3/15/35	13,478	13,441
	Marvell Technology Inc.	2.950%	4/15/31	5,702	5,097
	Marvell Technology Inc.	5.950%	9/15/33	16,056	16,582
	Micron Technology Inc.	5.327%	2/6/29	1	1
	Micron Technology Inc.	5.300%	1/15/31	35,329	35,510
	Micron Technology Inc.	2.703%	4/15/32	35,699	30,428
	Micron Technology Inc.	5.875%	2/9/33	29,569	30,241
	Micron Technology Inc.	5.875%	9/15/33	12,702	13,037
	Micron Technology Inc.	5.800%	1/15/35	47,118	47,513
	Micron Technology Inc.	6.050%	11/1/35	3,000	3,058
	Microsoft Corp.	1.350%	9/15/30	8,897	7,709
	Moody's Corp.	2.000%	8/19/31	23,627	20,190
	Moody's Corp.	4.250%	8/8/32	23,120	22,371
	Moody's Corp.	5.000%	8/5/34	11,633	11,552
	Motorola Solutions Inc.	2.300%	11/15/30	30,410	26,715
	Motorola Solutions Inc.	2.750%	5/24/31	14,556	12,892
	Motorola Solutions Inc.	5.600%	6/1/32	22,454	23,077
	Motorola Solutions Inc.	5.400%	4/15/34	21,058	21,125
	NetApp Inc.	2.700%	6/22/30	18,133	16,332
	NetApp Inc.	5.500%	3/17/32	14,179	14,366
	NetApp Inc.	5.700%	3/17/35	10,650	10,705
	NVIDIA Corp.	2.850%	4/1/30	38,665	36,360
	NVIDIA Corp.	2.000%	6/15/31	6,934	6,077
	NXP BV	2.500%	5/11/31	38,483	33,275
	NXP BV	2.650%	2/15/32	11,592	9,880
	NXP BV	5.000%	1/15/33	20,581	20,073
	Oracle Corp.	4.650%	5/6/30	10,377	10,388
	Oracle Corp.	3.250%	5/15/30	12,560	11,764
	Oracle Corp.	2.875%	3/25/31	108,754	98,079
	Oracle Corp.	5.250%	2/3/32	39,729	40,320
	Oracle Corp.	6.250%	11/9/32	55,148	58,847
	Oracle Corp.	4.900%	2/6/33	44,169	43,563
	Oracle Corp.	4.300%	7/8/34	28,405	26,417
	Oracle Corp.	4.700%	9/27/34	67,302	64,217
	Oracle Corp.	5.500%	8/3/35	18,291	18,382
	Paychex Inc.	5.350%	4/15/32	40,867	41,474
	Paychex Inc.	5.600%	4/15/35	34,455	35,038
	QUALCOMM Inc.	2.150%	5/20/30	15,421	13,876
	QUALCOMM Inc.	1.650%	5/20/32	38,357	31,421

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	QUALCOMM Inc.	4.250%	5/20/32	9,626	9,412
	QUALCOMM Inc.	4.750%	5/20/32	6,450	6,443
	QUALCOMM Inc.	5.400%	5/20/33	13,213	13,765
	QUALCOMM Inc.	5.000%	5/20/35	20,000	19,869
	Quanta Services Inc.	2.900%	10/1/30	30,563	27,764
	Quanta Services Inc.	2.350%	1/15/32	13,977	11,782
	Quanta Services Inc.	5.250%	8/9/34	19,554	19,361
	RELX Capital Inc.	3.000%	5/22/30	19,901	18,567
	RELX Capital Inc.	4.750%	5/20/32	17,935	17,811
	RELX Capital Inc.	5.250%	3/27/35	6,589	6,613
	Roper Technologies Inc.	2.000%	6/30/30	16,539	14,540
	Roper Technologies Inc.	1.750%	2/15/31	26,547	22,477
	Roper Technologies Inc.	4.750%	2/15/32	5,933	5,859
	Roper Technologies Inc.	4.900%	10/15/34	24,567	23,848
	S&P Global Inc.	1.250%	8/15/30	7,271	6,195
	S&P Global Inc.	2.900%	3/1/32	44,905	40,227
	S&P Global Inc.	5.250%	9/15/33	16,501	16,914
	Salesforce Inc.	1.950%	7/15/31	34,780	30,113
	ServiceNow Inc.	1.400%	9/1/30	34,308	29,337
	Skyworks Solutions Inc.	3.000%	6/1/31	14,236	12,358
	Synopsys Inc.	5.000%	4/1/32	42,715	42,749
	Synopsys Inc.	5.150%	4/1/35	67,381	66,723
	TD SYNNEX Corp.	6.100%	4/12/34	12,095	12,407
	Teledyne FLIR LLC	2.500%	8/1/30	13,724	12,268
	Texas Instruments Inc.	1.900%	9/15/31	15,657	13,464
	Texas Instruments Inc.	3.650%	8/16/32	8,897	8,300
	Texas Instruments Inc.	4.900%	3/14/33	29,876	30,129
	Texas Instruments Inc.	4.850%	2/8/34	35,207	35,191
	TSMC Arizona Corp.	2.500%	10/25/31	32,638	28,849
	TSMC Arizona Corp.	4.250%	4/22/32	19,894	19,331
	Verisk Analytics Inc.	5.750%	4/1/33	21,712	22,587
	Verisk Analytics Inc.	5.250%	6/5/34	3,192	3,201
	Verisk Analytics Inc.	5.250%	3/15/35	14,436	14,301
	VMware LLC	4.700%	5/15/30	16,322	16,233
	VMware LLC	2.200%	8/15/31	44,043	37,579
	Western Digital Corp.	3.100%	2/1/32	7,697	6,656
	Workday Inc.	3.800%	4/1/32	42,043	39,013
	Xilinx Inc.	2.375%	6/1/30	8,571	7,778
					4,479,774
Utilities (9.4%)
[2]	AEP Texas Inc.	2.100%	7/1/30	15,668	13,707
	AEP Texas Inc.	4.700%	5/15/32	11,163	10,809
	AEP Texas Inc.	5.700%	5/15/34	19,681	19,742
	AEP Transmission Co. LLC	5.150%	4/1/34	18,172	18,027
	AES Corp.	2.450%	1/15/31	27,638	23,643
	AES Corp.	5.800%	3/15/32	36,242	35,939
[2]	Alabama Power Co.	1.450%	9/15/30	9,610	8,245
	Alabama Power Co.	3.940%	9/1/32	25,055	23,597
	Alabama Power Co.	5.850%	11/15/33	1,894	1,992
	Alabama Power Co.	5.100%	4/2/35	20,301	20,159
	Ameren Corp.	3.500%	1/15/31	25,518	23,805
	Ameren Corp.	5.375%	3/15/35	28,954	28,668
	Ameren Illinois Co.	1.550%	11/15/30	20,908	17,901
	Ameren Illinois Co.	3.850%	9/1/32	9,330	8,685
	Ameren Illinois Co.	4.950%	6/1/33	17,050	16,966
	American Electric Power Co. Inc.	5.950%	11/1/32	13,443	14,022
	American Electric Power Co. Inc.	5.625%	3/1/33	40,798	41,803
	American Electric Power Co. Inc.	6.950%	12/15/54	7,520	7,695
	American Water Capital Corp.	2.300%	6/1/31	18,523	16,086
	American Water Capital Corp.	4.450%	6/1/32	5,223	5,083
	American Water Capital Corp.	5.150%	3/1/34	13,399	13,381
	American Water Capital Corp.	5.250%	3/1/35	29,197	29,132
[2]	Appalachian Power Co.	2.700%	4/1/31	20,367	18,013
[2]	Appalachian Power Co.	4.500%	8/1/32	22,164	21,255
	Appalachian Power Co.	5.650%	4/1/34	18,329	18,501
	Arizona Public Service Co.	6.350%	12/15/32	12,117	12,835
	Arizona Public Service Co.	5.550%	8/1/33	17,605	17,738
	Arizona Public Service Co.	5.700%	8/15/34	13,658	13,851
	Atlantic City Electric Co.	2.300%	3/15/31	8,253	7,213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atmos Energy Corp.	1.500%	1/15/31	18,345	15,500
	Atmos Energy Corp.	5.450%	10/15/32	7,611	7,818
	Atmos Energy Corp.	5.900%	11/15/33	16,170	17,090
	Baltimore Gas & Electric Co.	2.250%	6/15/31	1,612	1,413
[2]	Baltimore Gas & Electric Co.	5.300%	6/1/34	13,735	13,849
	Baltimore Gas & Electric Co.	5.450%	6/1/35	11,500	11,590
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	30,683	29,526
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	21,980	18,449
	Black Hills Corp.	2.500%	6/15/30	294	262
	Black Hills Corp.	4.350%	5/1/33	8,895	8,265
	Black Hills Corp.	6.150%	5/15/34	14,288	14,705
	Black Hills Corp.	6.000%	1/15/35	11,595	11,823
[2]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	15,599	13,721
[2]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	10,724	9,515
[2]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	15,167	14,667
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	22,682	22,461
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	15,894	15,787
	CenterPoint Energy Inc.	2.650%	6/1/31	21,195	18,550
[2]	CenterPoint Energy Inc.	6.850%	2/15/55	5,175	5,268
	CenterPoint Energy Inc.	6.700%	5/15/55	16,500	16,515
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	16,292	14,002
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	5,363	5,132
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	2,049	2,067
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	7,322	7,357
[2]	CMS Energy Corp.	4.750%	6/1/50	16,707	15,779
[2]	Commonwealth Edison Co.	3.150%	3/15/32	9,925	8,867
	Commonwealth Edison Co.	4.900%	2/1/33	9,905	9,839
	Commonwealth Edison Co.	5.300%	6/1/34	13,733	13,864
[2]	Connecticut Light & Power Co.	2.050%	7/1/31	8,359	7,191
	Connecticut Light & Power Co.	4.900%	7/1/33	9,156	9,024
	Connecticut Light & Power Co.	4.950%	8/15/34	8,065	7,912
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	2,612	2,311
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	21,348	21,575
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	22,867	23,479
[2]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	7,325	7,375
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/35	19,435	19,325
	Constellation Energy Generation LLC	5.800%	3/1/33	16,218	16,856
	Constellation Energy Generation LLC	6.125%	1/15/34	14,150	14,947
	Consumers Energy Co.	4.500%	1/15/31	4,150	4,125
	Consumers Energy Co.	3.600%	8/15/32	21,189	19,356
	Consumers Energy Co.	4.625%	5/15/33	26,878	26,153
	Consumers Energy Co.	5.050%	5/15/35	17,327	17,219
	Dominion Energy Inc.	5.000%	6/15/30	12,000	12,120
[2]	Dominion Energy Inc.	2.250%	8/15/31	26,034	22,324
[2]	Dominion Energy Inc.	4.350%	8/15/32	13,115	12,373
	Dominion Energy Inc.	5.375%	11/15/32	26,768	27,092
[2]	Dominion Energy Inc.	5.250%	8/1/33	16,312	16,129
	Dominion Energy Inc.	5.450%	3/15/35	28,031	27,706
[2]	Dominion Energy Inc.	7.000%	6/1/54	21,055	22,205
	Dominion Energy Inc.	6.625%	5/15/55	11,508	11,517
[2]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	9,720	8,386
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	3,095	3,377
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	699	706
[2]	Dominion Energy South Carolina Inc.	5.300%	1/15/35	17,435	17,503
[2]	DTE Electric Co.	2.625%	3/1/31	20,968	18,836
[2]	DTE Electric Co.	3.000%	3/1/32	25,820	23,100
	DTE Electric Co.	5.200%	4/1/33	19,462	19,708
	DTE Electric Co.	5.200%	3/1/34	8,084	8,116
	DTE Electric Co.	5.250%	5/15/35	8,675	8,676
	DTE Energy Co.	5.850%	6/1/34	33,497	34,475
	Duke Energy Carolinas LLC	2.550%	4/15/31	15,679	13,968
	Duke Energy Carolinas LLC	2.850%	3/15/32	5,452	4,820
	Duke Energy Carolinas LLC	6.450%	10/15/32	4,706	5,093
	Duke Energy Carolinas LLC	4.950%	1/15/33	43,635	43,665
	Duke Energy Carolinas LLC	4.850%	1/15/34	16,912	16,586
[2]	Duke Energy Carolinas LLC	5.250%	3/15/35	21,675	21,773
	Duke Energy Corp.	2.450%	6/1/30	26,077	23,435
	Duke Energy Corp.	2.550%	6/15/31	22,591	19,828
	Duke Energy Corp.	4.500%	8/15/32	42,471	40,859
	Duke Energy Corp.	5.750%	9/15/33	20,080	20,817

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	5.450%	6/15/34	12,574	12,693
	Duke Energy Corp.	6.450%	9/1/54	25,185	25,506
	Duke Energy Florida LLC	1.750%	6/15/30	12,992	11,339
	Duke Energy Florida LLC	2.400%	12/15/31	19,593	17,043
	Duke Energy Florida LLC	5.875%	11/15/33	16,447	17,249
	Duke Energy Indiana LLC	5.250%	3/1/34	7,320	7,346
	Duke Energy Ohio Inc.	2.125%	6/1/30	1,699	1,516
	Duke Energy Ohio Inc.	5.250%	4/1/33	10,587	10,722
	Duke Energy Progress LLC	2.000%	8/15/31	8,889	7,605
	Duke Energy Progress LLC	5.250%	3/15/33	17,815	18,119
	Duke Energy Progress LLC	5.100%	3/15/34	24,358	24,263
	Duke Energy Progress LLC	5.050%	3/15/35	26,343	26,020
	Edison International	5.250%	3/15/32	12,499	11,838
	Emera US Finance LP	2.639%	6/15/31	6,203	5,346
	Entergy Arkansas LLC	5.150%	1/15/33	14,841	14,949
	Entergy Arkansas LLC	5.300%	9/15/33	5,054	5,106
	Entergy Arkansas LLC	5.450%	6/1/34	15,623	15,828
	Entergy Corp.	2.800%	6/15/30	4,264	3,877
	Entergy Corp.	2.400%	6/15/31	20,560	17,901
	Entergy Louisiana LLC	1.600%	12/15/30	8,149	6,940
	Entergy Louisiana LLC	3.050%	6/1/31	9,735	8,886
	Entergy Louisiana LLC	2.350%	6/15/32	13,321	11,297
	Entergy Louisiana LLC	4.000%	3/15/33	17,798	16,528
	Entergy Louisiana LLC	5.350%	3/15/34	19,582	19,643
	Entergy Louisiana LLC	5.150%	9/15/34	30,215	29,900
	Entergy Mississippi LLC	5.000%	9/1/33	1,110	1,094
	Entergy Texas Inc.	1.750%	3/15/31	18,446	15,695
	Entergy Texas Inc.	5.250%	4/15/35	9,390	9,369
	Essential Utilities Inc.	2.400%	5/1/31	12,724	11,078
	Essential Utilities Inc.	5.375%	1/15/34	19,580	19,525
	Evergy Inc.	6.650%	6/1/55	12,600	12,494
	Evergy Kansas Central Inc.	5.900%	11/15/33	4,366	4,559
	Evergy Kansas Central Inc.	5.250%	3/15/35	16,045	15,953
[2]	Evergy Metro Inc.	2.250%	6/1/30	268	239
	Evergy Metro Inc.	4.950%	4/15/33	7,837	7,698
	Evergy Metro Inc.	5.400%	4/1/34	8,435	8,466
[2]	Eversource Energy	1.650%	8/15/30	17,786	15,220
	Eversource Energy	2.550%	3/15/31	19,210	16,859
	Eversource Energy	5.850%	4/15/31	33,154	34,550
	Eversource Energy	3.375%	3/1/32	28,064	25,119
	Eversource Energy	5.125%	5/15/33	27,588	27,078
	Eversource Energy	5.500%	1/1/34	23,065	23,021
	Exelon Corp.	5.125%	3/15/31	25,599	25,936
	Exelon Corp.	3.350%	3/15/32	768	697
	Exelon Corp.	5.300%	3/15/33	28,819	29,157
	Exelon Corp.	5.450%	3/15/34	19,644	19,850
	Exelon Corp.	6.500%	3/15/55	29,470	29,361
[2]	FirstEnergy Corp.	2.250%	9/1/30	14,065	12,327
	FirstEnergy Transmission LLC	5.000%	1/15/35	9,595	9,355
	Florida Power & Light Co.	4.625%	5/15/30	10,700	10,776
	Florida Power & Light Co.	2.450%	2/3/32	40,331	35,150
	Florida Power & Light Co.	5.100%	4/1/33	27,332	27,595
	Florida Power & Light Co.	4.800%	5/15/33	26,802	26,523
	Florida Power & Light Co.	5.625%	4/1/34	340	354
	Florida Power & Light Co.	5.300%	6/15/34	35,261	35,848
	Georgia Power Co.	4.850%	3/15/31	10,543	10,675
	Georgia Power Co.	4.700%	5/15/32	38,461	38,029
	Georgia Power Co.	4.950%	5/17/33	49,341	48,972
	Georgia Power Co.	5.250%	3/15/34	22,948	23,075
	Georgia Power Co.	5.200%	3/15/35	24,727	24,629
	Idaho Power Co.	5.200%	8/15/34	5,140	5,128
	Interstate Power & Light Co.	2.300%	6/1/30	1,163	1,041
	Interstate Power & Light Co.	5.700%	10/15/33	8,204	8,374
	Interstate Power & Light Co.	4.950%	9/30/34	10,387	10,027
	Interstate Power & Light Co.	5.600%	6/29/35	7,650	7,700
	IPALCO Enterprises Inc.	4.250%	5/1/30	4,383	4,161
	IPALCO Enterprises Inc.	5.750%	4/1/34	10,065	9,938
	Jersey Central Power & Light Co.	5.100%	1/15/35	18,845	18,452
[2]	Kentucky Utilities Co.	5.450%	4/15/33	3,923	3,998
[2]	Louisville Gas & Electric Co.	5.450%	4/15/33	11,148	11,361

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MidAmerican Energy Co.	5.350%	1/15/34	2,915	2,980
	National Fuel Gas Co.	2.950%	3/1/31	11,834	10,437
	National Fuel Gas Co.	5.950%	3/15/35	11,425	11,457
	National Grid plc	5.809%	6/12/33	25,282	26,117
	National Grid plc	5.418%	1/11/34	11,547	11,631
	National Grid USA	5.803%	4/1/35	3,767	3,765
[2]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	25,232	25,607
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	15,802	13,057
[2]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	10,138	11,796
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	15,657	13,669
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	8,684	8,131
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	4,651	4,386
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	20,921	21,828
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	15,941	15,722
	Nevada Power Co.	6.250%	5/15/55	7,950	7,859
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	46,997	41,821
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	24,075	20,570
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/32	42,790	43,553
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	44,853	44,742
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	29,287	29,122
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	17,593	17,494
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/35	39,555	39,546
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	33,831	34,791
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/55	22,800	22,879
	NiSource Inc.	1.700%	2/15/31	21,347	18,053
	NiSource Inc.	5.400%	6/30/33	11,965	12,027
	NiSource Inc.	5.350%	4/1/34	23,968	24,056
	NiSource Inc.	6.375%	3/31/55	13,775	13,673
	Northern States Power Co.	5.050%	5/15/35	16,650	16,611
	NSTAR Electric Co.	5.400%	6/1/34	15,512	15,641
	NSTAR Electric Co.	5.200%	3/1/35	13,557	13,420
[2]	Ohio Power Co.	1.625%	1/15/31	13,042	10,917
	Ohio Power Co.	5.650%	6/1/34	11,460	11,550
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	16,376	16,645
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	17,033	16,155
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	30,947	30,168
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	32,624	33,818
[3]	Oncor Electric Delivery Co. LLC	5.350%	4/1/35	18,751	18,797
	ONE Gas Inc.	4.250%	9/1/32	8,305	7,877
	Pacific Gas & Electric Co.	4.550%	7/1/30	69,110	66,974
	Pacific Gas & Electric Co.	2.500%	2/1/31	64,678	55,628
	Pacific Gas & Electric Co.	3.250%	6/1/31	30,906	27,407
	Pacific Gas & Electric Co.	4.400%	3/1/32	543	504
	Pacific Gas & Electric Co.	5.900%	6/15/32	19,776	19,932
	Pacific Gas & Electric Co.	6.150%	1/15/33	29,429	29,929
	Pacific Gas & Electric Co.	6.400%	6/15/33	41,146	42,378
	Pacific Gas & Electric Co.	6.950%	3/15/34	32,030	34,046
	Pacific Gas & Electric Co.	5.800%	5/15/34	14,294	14,123
	Pacific Gas & Electric Co.	5.700%	3/1/35	21,050	20,717
	PacifiCorp	5.300%	2/15/31	7,129	7,252
	PacifiCorp	7.700%	11/15/31	195	223
	PacifiCorp	5.450%	2/15/34	42,143	42,104
	PacifiCorp	7.375%	9/15/55	20,680	21,124
	PECO Energy Co.	4.900%	6/15/33	1,576	1,575
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	10,869	10,947
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/35	11,148	11,002
	Potomac Electric Power Co.	5.200%	3/15/34	3,374	3,366
	PPL Capital Funding Inc.	5.250%	9/1/34	27,952	27,654
	PPL Electric Utilities Corp.	5.000%	5/15/33	17,757	17,742
	PPL Electric Utilities Corp.	4.850%	2/15/34	18,250	17,966
	Progress Energy Inc.	7.750%	3/1/31	22,713	25,913
	Progress Energy Inc.	7.000%	10/30/31	21,797	24,166
[2]	Public Service Co. of Colorado	1.900%	1/15/31	14,875	12,755
	Public Service Co. of Colorado	1.875%	6/15/31	22,377	18,947
[2]	Public Service Co. of Colorado	4.100%	6/1/32	8,371	7,900
	Public Service Co. of Colorado	5.350%	5/15/34	30,584	30,466
	Public Service Co. of New Hampshire	5.350%	10/1/33	15,429	15,678
[2]	Public Service Co. of Oklahoma	2.200%	8/15/31	881	750
	Public Service Co. of Oklahoma	5.250%	1/15/33	12,532	12,483
	Public Service Co. of Oklahoma	5.200%	1/15/35	21,144	20,655

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Public Service Electric & Gas Co.	3.100%	3/15/32	20,419	18,397
[2]	Public Service Electric & Gas Co.	4.900%	12/15/32	17,070	17,150
[2]	Public Service Electric & Gas Co.	4.650%	3/15/33	18,408	18,065
	Public Service Electric & Gas Co.	5.200%	8/1/33	15,409	15,571
[2]	Public Service Electric & Gas Co.	5.200%	3/1/34	10,040	10,156
	Public Service Electric & Gas Co.	4.850%	8/1/34	14,031	13,808
[2]	Public Service Electric & Gas Co.	5.050%	3/1/35	20,963	20,885
	Public Service Enterprise Group Inc.	1.600%	8/15/30	11,222	9,580
	Public Service Enterprise Group Inc.	2.450%	11/15/31	15,015	12,984
	Public Service Enterprise Group Inc.	6.125%	10/15/33	11,196	11,745
	Public Service Enterprise Group Inc.	5.450%	4/1/34	8,461	8,533
	Public Service Enterprise Group Inc.	5.400%	3/15/35	11,520	11,474
	Puget Energy Inc.	4.100%	6/15/30	7,774	7,401
	Puget Energy Inc.	4.224%	3/15/32	11,326	10,418
[3]	Puget Energy Inc.	5.725%	3/15/35	17,929	17,753
	Puget Sound Energy Inc.	5.330%	6/15/34	13,630	13,646
[2]	San Diego Gas & Electric Co.	1.700%	10/1/30	13,994	12,027
[2]	San Diego Gas & Electric Co.	3.000%	3/15/32	15,479	13,642
	San Diego Gas & Electric Co.	5.400%	4/15/35	24,025	24,096
	Sempra	5.500%	8/1/33	17,978	18,080
	Sempra	6.400%	10/1/54	29,844	28,018
	Sempra	6.550%	4/1/55	7,000	6,554
	Sempra	6.625%	4/1/55	8,750	8,248
	Southern California Edison Co.	2.250%	6/1/30	16,839	14,698
[2]	Southern California Edison Co.	2.500%	6/1/31	18,186	15,576
	Southern California Edison Co.	5.450%	6/1/31	16,532	16,654
	Southern California Edison Co.	2.750%	2/1/32	17,794	14,986
	Southern California Edison Co.	5.950%	11/1/32	28,926	29,388
	Southern California Edison Co.	6.000%	1/15/34	19,871	20,067
	Southern California Edison Co.	5.200%	6/1/34	17,735	16,995
	Southern California Edison Co.	5.450%	3/1/35	23,225	22,494
	Southern California Gas Co.	5.200%	6/1/33	22,684	22,623
	Southern California Gas Co.	5.050%	9/1/34	16,553	16,321
	Southern California Gas Co.	5.450%	6/15/35	6,950	6,961
	Southern Co.	5.700%	10/15/32	19,034	19,723
	Southern Co.	5.200%	6/15/33	28,839	28,831
	Southern Co.	5.700%	3/15/34	15,946	16,409
	Southern Co.	4.850%	3/15/35	21,770	20,958
[2]	Southern Co.	6.375%	3/15/55	49,336	50,212
[2]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	24,119	20,496
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	22,664	23,322
	Southern Co. Gas Capital Corp.	4.950%	9/15/34	18,730	18,079
	Southwest Gas Corp.	2.200%	6/15/30	3,381	2,994
	Southwest Gas Corp.	4.050%	3/15/32	16,449	15,334
	Southwestern Electric Power Co.	5.300%	4/1/33	12,718	12,578
	Southwestern Public Service Co.	5.300%	5/15/35	18,200	17,893
	Spire Missouri Inc.	4.800%	2/15/33	9,833	9,642
[2]	Spire Missouri Inc.	5.150%	8/15/34	8,838	8,821
	System Energy Resources Inc.	5.300%	12/15/34	14,875	14,570
	Tampa Electric Co.	2.400%	3/15/31	655	578
	Tampa Electric Co.	5.150%	3/1/35	21,157	20,885
	Tucson Electric Power Co.	1.500%	8/1/30	8,106	6,893
	Tucson Electric Power Co.	3.250%	5/15/32	6,989	6,238
	Tucson Electric Power Co.	5.200%	9/15/34	12,070	11,915
	Union Electric Co.	2.150%	3/15/32	13,222	11,188
	Union Electric Co.	5.200%	4/1/34	22,553	22,550
	Union Electric Co.	5.250%	4/15/35	6,116	6,135
	Virginia Electric & Power Co.	2.300%	11/15/31	13,633	11,770
	Virginia Electric & Power Co.	2.400%	3/30/32	19,640	16,784
	Virginia Electric & Power Co.	5.000%	4/1/33	34,334	34,129
	Virginia Electric & Power Co.	5.300%	8/15/33	9,984	10,016
	Virginia Electric & Power Co.	5.000%	1/15/34	9,905	9,716
	Virginia Electric & Power Co.	5.050%	8/15/34	19,607	19,286
	Virginia Electric & Power Co.	5.150%	3/15/35	15,498	15,251
	WEC Energy Group Inc.	1.800%	10/15/30	4,365	3,780
	Wisconsin Electric Power Co.	4.750%	9/30/32	14,503	14,490
	Wisconsin Electric Power Co.	5.625%	5/15/33	4,404	4,625
	Wisconsin Electric Power Co.	4.600%	10/1/34	5,360	5,209
	Wisconsin Power & Light Co.	1.950%	9/16/31	7,697	6,488
	Wisconsin Power & Light Co.	3.950%	9/1/32	19,253	17,905

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Power & Light Co.	4.950%	4/1/33	8,177	8,087
	Wisconsin Power & Light Co.	5.375%	3/30/34	8,366	8,378
	Xcel Energy Inc.	3.400%	6/1/30	12,278	11,532
	Xcel Energy Inc.	2.350%	11/15/31	760	648
	Xcel Energy Inc.	4.600%	6/1/32	25,393	24,371
	Xcel Energy Inc.	5.450%	8/15/33	27,582	27,632
	Xcel Energy Inc.	5.500%	3/15/34	28,643	28,533
	Xcel Energy Inc.	5.600%	4/15/35	7,238	7,239
					5,199,962
Total Corporate Bonds (Cost $55,351,480)					54,257,878
				Shares
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[5]	Vanguard Market Liquidity Fund (Cost $99,617)	4.342%		996,269	99,617
Total Investments (98.7%) (Cost $55,533,926)					54,440,708
Other Assets and Liabilities—Net (1.3%)					718,277
Net Assets (100%)					55,158,985
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2025.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $687,408, representing 1.2% of net assets.
4	Securities with a value of $14,164 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2025	250	27,047	(21)
Ultra 10-Year U.S. Treasury Note	September 2025	1,007	113,335	(137)
				(158)

Short Futures Contracts
10-Year U.S. Treasury Note	September 2025	(492)	(54,489)	(128)
				(286)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	83,213	—	83,213
Corporate Bonds	—	54,257,878	—	54,257,878
Temporary Cash Investments	99,617	—	—	99,617
Total	99,617	54,341,091	—	54,440,708

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(286)	—	—	(286)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.